MARKET OVERVIEW

 "THE CURRENT MARKET REPRESENTS THE TRIUMPH OF THE EXCITING STORY
                  OVER LONG RUN EXPERIENCE"

The 12-month period that ended June 30, 1999 was without a doubt one for the financial markets' record books. Milestones were reached, and the marketplace withstood some of the greatest volatility in history. Perhaps the most noteworthy performance was seen at the NASDAQ, home of the occasionally eruptive technology stocks. The NASDAQ managed, coupled with extreme volatility, to earn an impressive 42.28% return. Not to be outdone, the Dow Jones Industrial Average reached and passed the 10,000 mark, with a 24.66% return. The Standard & Poor's 500 Index ended the year with an impressive return of 22.76%.

While the US economy remained strong, this period saw the beginning of the chaos and decline in a number of world markets, especially in Asia, Russia and Latin America. As a result, investors began turning toward US Treasuries, the demand causing the bond yields to hit a 30-year low. In the midst of these events, in one week, the Dow spiraled down a dramatic 1000 points, and stocks began to be hit with heavy losses.

Throughout the beginning and middle of Fall, 1998, the Federal Reserve Board took measures to control the volatility of the equity markets. It did so by cutting the fed funds target rate three times. Being just what the doctor ordered, stocks began to rebound and recover. Though there still were periods of volatility with the market's direction depending on a few large stocks, the months from January through June 1999 saw the market continue to make advances.

This was a difficult period for investment choices. The unprecedented nature of so many of the events that took place during the Lindner Funds' fiscal year put our value model at a disadvantage, and the returns and relative performance of our mutual funds continued to suffer. During February and March we revitalized the Lindner model, combining powerful cash flow analysis with state-of-the art risk controls. Lindner has adapted to the new environment, and our funds' performance has begun to respond quite favorably in the fourth quarter of the Fiscal Year (April - June
1999).

All of those important and necessary changes have been accomplished within the value investor framework and tradition of the Lindner funds long term history. We are determined to restore our shareowners confidence by returning superior performance. We have made a good beginning. We look forward to rewarding your trust and confidence in the months and years ahead.

/s/ Mark T. Finn
Mark T. Finn,
Chief Operating Officer

-------------------------------------------------------------------------------------------------------------
                                            LINDNER INVESTMENTS
-------------------------------------------------------------------------------------------------------------
                                   STATEMENTS OF ASSETS AND LIABILITIES
                                              JUNE 30, 1999

                                                                                          LINDNER ASSET
                                                        LINDNER LARGE-CAP FUND           ALLOCATION FUND
                                                       ------------------------      ------------------------
ASSETS
Investment securities, at value:
  Unaffiliated issuers (identified cost of
    $367,487,220, $777,350,388, $21,157,292 and
    $33,913,966, respectively)                               $409,521,513                  $759,423,858
  Affiliated issuers (identified cost $13,519,781,
    $13,535,482, $0 and $0, respectively) (Note 5)             25,812,431                     6,971,952
Cash                                                              230,161                       304,832
Receivables:
  Investments sold - long                                       9,172,658                     2,365,536
  Dividends and interest                                          188,150                     9,843,565
  Fund shares sold                                                    479                        22,608
Other assets                                                      397,774                        88,160
                                                       ------------------------      ------------------------
    Total assets                                              445,323,166                   779,020,511
                                                       ------------------------      ------------------------
LIABILITIES
Accounts payable and accrued liabilities:
  Investment securities purchased                              10,887,243                       631,550
  Fund shares redeemed                                            555,524                     1,730,140
  Distribution to shareholders (Note 8)                                --                     3,318,823
Other liabilities:
  Management fee (Note 3)                                          79,080                     1,083,597
  Other                                                            80,396                       103,929
                                                       ------------------------      ------------------------
    Total liabilities                                          11,602,243                     6,868,039
                                                       ------------------------      ------------------------
NET ASSETS                                                   $433,720,923                  $772,152,472
                                                       ========================      ========================

NET ASSETS CONSIST OF:
Capital (par value, $.01 per share, and additional
  paid-in capital)                                           $381,571,838                  $840,631,145
Undistributed net investment income                             4,807,100                    10,241,937
Accumulated net realized loss on investments and
  foreign currency transactions                                (6,985,011)                  (54,230,550)
Net unrealized appreciation (depreciation) on
  investments and translation of assets and
  liabilities in foreign currency                              54,326,996                   (24,490,060)
                                                       ------------------------      ------------------------
NET ASSETS APPLICABLE TO OUTSTANDING SHARES                  $433,720,923                  $772,152,472
                                                       ========================      ========================

NET ASSET VALUE PER SHARE
Investor Shares:
  NET ASSETS                                                 $433,535,961                  $768,009,504
  SHARES OUTSTANDING                                           26,860,513                    32,676,139
                                                       ------------------------      ------------------------
                                                                   $16.14                        $23.50
                                                       ========================      ========================
Institutional Shares:
  NET ASSETS                                                     $184,962                    $4,142,968
  SHARES OUTSTANDING                                               11,544                       176,955
                                                       ========================      ========================
                                                                   $16.02                        $23.41
                                                       ========================      ========================


                                                         LINDNER UTILITY FUND         LINDNER SMALL-CAP FUND
                                                       ------------------------      ------------------------
Assets
Investment securities, at value:
  Unaffiliated issuers (identified cost of
    $367,487,220, $777,350,388, $21,157,292 and
    $33,913,966, respectively)                              $26,153,218                    $38,651,949
  Affiliated issuers (identified cost $13,519,781,
    $13,535,482, $0 and $0, respectively) (Note 5)                   --                             --
Cash                                                            178,637                         98,202
Receivables:
  Investments sold - long                                            --                        674,240
  Dividends and interest                                         48,000                         44,976
  Fund shares sold                                                  217                        833,000
Other assets                                                      2,616                          3,176
                                                       ------------------------      ------------------------
    Total assets                                             26,382,688                     40,305,543
                                                       ------------------------      ------------------------

LIABILITIES
Accounts payable and accrued liabilities:
  Investment securities purchased                                    --                        441,360
  Fund shares redeemed                                           12,352                        299,676
  Distribution to shareholders (Note 8)                           9,839                             --
Other liabilities:
  Management fee (Note 3)                                        15,200                         21,700
  Other                                                           3,649                          6,972
                                                       ------------------------      ------------------------
    Total liabilities                                            41,040                        769,708
                                                       ------------------------      ------------------------
NET ASSETS                                                  $26,341,648                    $39,535,835
                                                       ========================      ========================

NET ASSETS CONSIST OF:
Capital (par value, $.01 per share, and additional
  paid-in capital)                                          $21,544,805                    $35,916,729
Undistributed net investment income                              36,438                        202,702
Accumulated net realized loss on investments and
  foreign currency transactions                                (235,565)                    (1,321,579)
Net unrealized appreciation (depreciation) on
  investments and translation of assets and
  liabilities in foreign currency                             4,995,970                      4,737,983
                                                       ------------------------      ------------------------
NET ASSETS APPLICABLE TO OUTSTANDING SHARES                 $26,341,648                    $39,535,835
                                                       ========================      ========================

NET ASSET VALUE PER SHARE
Investor Shares:
  NET ASSETS                                                $26,341,452                    $37,904,782
  SHARES OUTSTANDING                                          1,778,283                      4,704,942
                                                       ------------------------      ------------------------
                                                                 $14.81                          $8.06
                                                       ========================      ========================
Institutional Shares:
  NET ASSETS                                                       $196                     $1,631,053
  SHARES OUTSTANDING                                                 13                        202,930
                                                       ========================      ========================
                                                                 $14.96                          $8.04
                                                       ========================      ========================


                                    See Notes to Financial Statements

-------------------------------------------------------------------------------------------------------------
                                            LINDNER INVESTMENTS
-------------------------------------------------------------------------------------------------------------
                                   STATEMENTS OF ASSETS AND LIABILITIES
                                              JUNE 30, 1999

                                                               LINDNER MARKET
                                                                NEUTRAL FUND
                                                          ------------------------
ASSETS
Investment securities, at value:
  Unaffiliated issuers (identified cost of
    $16,557,768)                                                 $15,214,671
Cash                                                                 107,301
Receivables:
  Investments sold - long                                            231,137
  Dividends and interest                                              59,768
  Investments sold - short                                         3,663,946
Deposits with brokers for securities sold short                    3,088,142
Other assets                                                           2,201
                                                          ------------------------
    Total assets                                                  22,367,166
                                                          ------------------------

LIABILITIES
Accounts payable and accrued liabilities:
  Investments sold short, at value (proceeds
    $3,663,946)                                                    4,144,892
Other liabilities:
  Management fee (Note 3)                                             16,178
  Other                                                                3,764
                                                          ------------------------
    Total liabilities                                              4,164,834
                                                          ------------------------
NET ASSETS                                                       $18,202,332
                                                          ========================

NET ASSETS CONSIST OF:
Capital (par value, $.01 per share, and
  additional paid-in capital)                                    $44,478,080
Undistributed net investment income                                  359,644
Accumulated net realized loss on investments and
  foreign currency transactions                                  (24,811,877)
Net unrealized depreciation on investments and
  translation of assets and liabilities in
  foreign currency                                                (1,823,515)
                                                          ------------------------
NET ASSETS APPLICABLE TO OUTSTANDING SHARES                      $18,202,332
                                                          ========================

NET ASSET VALUE PER SHARE
Investor Shares:
  NET ASSETS                                                     $18,202,222
  SHARES OUTSTANDING                                               3,181,938
                                                          ------------------------
                                                                       $5.72
                                                          ========================
Institutional Shares:
  NET ASSETS                                                            $110
  SHARES OUTSTANDING                                                      18
                                                          ========================
                                                                       $6.09
                                                          ========================


                                                             LINDNER GOVERNMENT
                                                             MONEY MARKET FUND
                                                          ------------------------
ASSETS
Investment securities, at value                                  $43,615,493
Cash                                                                 109,294
Interest receivable                                                  344,816
Unamortized organizational expense (Note 4)                           10,420
Other assets                                                          42,857
                                                          ------------------------
    Total assets                                                  44,122,880
                                                          ------------------------

LIABILITIES
Accounts payable and accrued liabilities:
  Fund shares redeemed                                                28,504
  Dividends                                                           60,163
  Organizational expense                                              10,433
  Administrator fee                                                    7,345
  Management fee (Note 3)                                              5,508
  Other                                                                7,841
                                                          ------------------------
    Total liabilities                                                119,794
                                                          ------------------------
NET ASSETS                                                       $44,003,086
                                                          ========================

NET ASSETS CONSIST OF:
Paid-in capital                                                  $44,003,086
                                                          ========================
SHARES OF BENEFICIAL INTEREST, $1.00 PAR VALUE
UNLIMITED SHARES AUTHORIZED, OUTSTANDING                          44,003,086
                                                          ========================
NET ASSET VALUE PER SHARE                                              $1.00
                                                          ========================

                        See Notes to Financial Statements

PERFORMANCE SUMMARY

The Lindner Large-Cap Fund had a total return of -13.66% in the fiscal year ended June 30, 1999. The performance of the S&P 500
Index and the Russell 1000 was 22.76% and 21.96%, respectively, covering the same period.

Our fund returned -19.53% on the first quarter of the fiscal year followed by a slightly better quarter with a return of 7.36%. The third quarter return was -12.38%, significantly below the market performance again.

Many positions in our fund early in the fiscal year were small market capitalization company securities with extremely low market liquidity. The bull market, which took off right after the global economic turmoil in 1998, was more generous to large cap growth stocks. The fund's poor performance was related to its significant exposure to the small cap sector as well as losses on heavy positions in a few stocks such as OMI Corporation, HYSEQ, Inc., Harken Energy Corporation, Uranium Resources, Inc., and Novastar Financial Corporation.

The name of the former Lindner Growth Fund was changed to the Lindner Large-Cap Fund to better reflect the new strategy that is being followed.

The performance for the fourth quarter was increasingly positive. The structural changes in the fund succeeded in a 14.06% quarterly return which compares favorably to the performance of the S&P 500 Index and the Russell 1000 Index of 7.05% and 7.24% respectively. Some of the new investment choices were RF Micro Devices, Inc., Oracle Corporation and Legato Systems, Inc. which had substantial unrealized gains at the end of the fiscal year.

The investment philosophy for the whole fund family has been reviewed for a better adjustment to the changing nature of capital markets, shifting closer towards modern financial economics principles. The classical Lindner value approach has been updated and enhanced to evaluate 'value' in relative terms rather than in absolute terms. Under the new approach, the value of a firm is evaluated by looking at the firm's current cash flows coupled with the expected future cash flows. Price, in fact, is a result and is dependent on people's expectations. Mispricings are considered in the relative frame; the value created by a company's expected future cash flows should be in line with similar companies.

The increasing volatility of the markets puts stricter risk management requirements on the money management side. The key tool to sound risk management is diversification. Cross-sectional diversification should be applied by broadening the investment universe (i.e., increasing the number of stocks in a portfolio) and adjusting the holding weights accordingly in order to avoid taking sector/fundamental/company specific bets. On the other hand, time diversification should also be applied by making proper asset allocation decisions to reduce the dependence of the portfolios to specific asset types. Liquidity is also a major consideration for the funds holdings in that if our opinion on a security changes, the market for the security will be broad enough so that the securities price will be relatively unaffected by our liquidation.

Since our new risk management approach consciously avoids taking large common factor<F*> exposures, the performance of the fund becomes largely dependent on management's investment skill. Common factor exposures may provide better performance in certain times, but are very risky. On the other hand, performance coming from a sound stock selection strategy provides consistent, lower volatility returns, which should result in healthy asset growth in the long-term.

/s/ Doug Valassis         /s/ Mark T. Finn           /s/ Eric Ryback
Doug Valassis             Mark T. Finn               Eric E. Ryback
Chairman and Chief        Vice Chairman and          President
Executive Officer         Chief Operating Officer

[FN]
<F*>Common factor risk is portfolio risk that arises from assets'
exposures to common factors, such as capitalization and industries. (Source: Barra U.S. Equity Risk Model Handbook, page 34)

LINDNER LARGE-CAP (FORMERLY
GROWTH) FUND

PERFORMANCE GRAPH
--------------------------------------------------------------------
Comparison of change in value of $10,000 invested in the S&P 500 Index and the Lindner Large-Cap Fund--Investor Shares from June 30, 1989 to June 30, 1999 and Institutional Shares from July 12, 1996 to June 30, 1999:

                    [Large-Cap Fund graph]

      PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE

-----------------------------------------------------------------------------------------------
                                    LINDNER INVESTMENTS
-----------------------------------------------------------------------------------------------
                         SCHEDULES OF INVESTMENTS - JUNE 30, 1999

                                                         Number of Shares -
                                                          Principal Amount
Name of Issuer and Title of Issue                             of Bonds              Value
-------------------------------------------------------  ------------------    ----------------
LINDNER LARGE-CAP FUND
----------------------

COMMON STOCKS (81.30%)

Aerospace/Defense (4.30%)
  Alliant Techsystems, Inc. <F*>                                  215,400         $18,632,100
                                                                               ----------------
Airlines (0.30%)
  COMAIR, Inc.                                                     63,500          $1,321,594
                                                                               ----------------
Apparel & Other Textile Products (1.30%)
  AnnTaylor Stores Corporation <F*>                                50,000          $2,250,000
  Nautica Enterprises, Inc. <F*>                                  200,000           3,375,000
                                                                               ----------------
                                                                                   $5,625,000
                                                                               ----------------
Biotechnology (0.70%)
  Amgen, Inc. <F*>                                                 50,000          $3,043,750
                                                                               ----------------
Brewery (0.76%)
  Anheuser - Busch Companies, Inc.                                 46,900          $3,326,969
                                                                               ----------------
Business Services (2.71%)
  Cendant Corporation <F*>                                        175,000          $3,587,500
  CSG Systems International, Inc. <F*>                            110,000           2,880,625
  The Interpublic Group of Companies, Inc.                         25,000           2,165,625
  Manpower, Inc.                                                   50,000           1,131,250
  Omnicom Group, Inc.                                              24,600           1,968,000
                                                                               ----------------
                                                                                  $11,733,000
                                                                               ----------------
Computer and Electronic Equipment (6.21%)
  American Power Conversion Corporation <F*>                      300,000          $6,037,500
  Apple Computer, Inc. <F*>                                        90,000           4,168,125
  3Com Corporation <F*>                                            85,000           2,268,438
  Compaq Computer Corporation                                     200,000           4,737,500
  Creative Technology Ltd.                                        350,000           4,703,125
  EMC Corporation <F*>                                             50,000           2,750,000
  Oak Technology, Inc. <F*>                                       624,400           2,263,450
                                                                               ----------------
                                                                                  $26,928,138
                                                                               ----------------
Construction and Real Estate (0.67%)
  USG Corporation                                                  52,500          $2,940,000
                                                                               ----------------
Consumer (0.74%)
  Fort James Corporation                                           85,200          $3,226,950
                                                                               ----------------
Environmental Services (1.36%)
  Safety-Kleen Corporation                                        325,000          $5,890,625
                                                                               ----------------
Financial Services (9.00%)
  CORUS Bankshares, Inc.                                          450,558         $14,333,376
  EEsti Uhispank - GDR - Rule 144A <F*>, <Fr>
    (Acquired 3/6/98 - 11/5/98, Cost $4,986,431)                  505,000           2,588,125
  Federal National Mortgage Association                            60,000           4,102,500
  First Tennessee National Corporation                             20,000             766,250
  International Bancshares Corporation                            407,718          17,251,568
                                                                               ----------------
                                                                                  $39,041,819
                                                                               ----------------
Food and Beverage (1.02%)
  Flowers Industries, Inc.                                        125,000          $2,710,938
  Whitman Corporation                                              95,000           1,710,000
                                                                               ----------------
                                                                                   $4,420,938
                                                                               ----------------
Gaming, Lottery & Parimutual Betting (0.64%)
  International Game Technology <F*>                              149,500          $2,765,750
                                                                               ----------------
Healthcare (4.45%)
  ALZA Corporation <F*>                                            45,000          $2,289,375
  Covance, Inc. <F*>                                               57,700           1,381,194
  Express Scripts, Inc. <F*>                                       65,400           3,936,263
  Humana, Inc. <F*>                                               225,200           2,913,525
  Hyseq, Inc.
    Common Stock <F*>                                             131,900             457,535
    Common Stock - Rule 144A <F*>, <Fr>
      (Acquired 10/16/97, Cost $1,642,800)                        120,000             358,692
  RightChoice Managed Healthcare, Inc. <F*>                       696,300           7,963,931
                                                                               ----------------
                                                                                  $19,300,515
                                                                               ----------------

Hotel Operator (0.08%)
  Orbis S.A. <Ff>, <F*>                                            38,102            $328,248
                                                                               ----------------
Industrial Products and Services (7.77%)
  Mark IV Industries, Inc.                                        348,500          $7,362,063
  Pall Corporation                                                100,000           2,218,750
  Quixote Corporation                                              35,400             431,438
  Smurfit-Stone Container Corporation <F*>                        131,730           2,708,698
  Tecumseh Products Company
    Common Stock - Class A                                         50,000           3,028,125
    Common Stock - Class B                                        167,000           9,101,500
  TransTechnology Corporation                                     287,800           5,666,063
  Vitro, Sociedad Anonima -
    ADR - <F*>                                                    622,200           3,188,775
                                                                               ----------------
                                                                                  $33,705,412
                                                                               ----------------
Insurance (2.22%)
  Catalana Occidente S.A. <Ff>                                    186,993          $4,010,987
  W.R. Berkley Corporation                                        225,000           5,625,000
                                                                               ----------------
                                                                                   $9,635,987
                                                                               ----------------
Investment Banking\Brokerage (0.70%)
  Lehman Brothers Holdings, Inc.                                   25,000          $1,556,250
  Morgan Stanley Dean Witter & Company                             14,600           1,496,500
                                                                               ----------------
                                                                                   $3,052,750
                                                                               ----------------
Investments (0.89%)
  PICO Holdings, Inc. <F*>                                        152,800          $3,867,750
                                                                               ----------------
Leisure/Entertainment (0.33%)
  Carnival Corporation                                             30,000          $1,455,000
                                                                               ----------------
Manufacturing (1.31%)
  Tyco International Ltd.                                          60,000          $5,685,000
                                                                               ----------------
Manufacturing - Commerical Uniforms (1.10%)
  Superior Uniform Group, Inc.                                    380,600          $4,757,500
                                                                               ----------------
Manufacturing - Consumer Goods (3.14%)
  National Presto Industries, Inc.                                305,000         $11,666,250
  York International Corporation                                   45,800           1,960,813
                                                                               ----------------
                                                                                  $13,627,063
                                                                               ----------------

                 See Notes to Financial Statements
                                                          5

-----------------------------------------------------------------------------------------------
                                    LINDNER INVESTMENTS
-----------------------------------------------------------------------------------------------
                         SCHEDULES OF INVESTMENTS - JUNE 30, 1999

                                                         Number of Shares -
                                                          Principal Amount
Name of Issuer and Title of Issue                             of Bonds              Value
-------------------------------------------------------  ------------------    ----------------
LINDNER LARGE-CAP FUND
----------------------
Mining (0.77%)
  Ashanti Goldfields Company, Ltd. - GDR                          232,910          $1,615,813
  Southernera Resources, Ltd. <F*>                                522,300           1,729,236
                                                                               ----------------
                                                                                   $3,345,049
                                                                               ----------------
Oil & Gas Exploration and Production (1.21%)
  Bitech Petroleum
    Common Stock <Ff>, <F*>                                     2,440,595          $2,143,766
    Common Stock - Rule 144A <Ff>, <F*>, <Fr>
      (Acquired 5/23/97, Cost $3,062,787)                       2,000,000           1,756,757
  Harken Energy Corporation <F*>                                  822,600           1,336,725
                                                                               ----------------
                                                                                   $5,237,248
                                                                               ----------------
Real Estate Investment Trust (0.62%)
  Novastar Financial, Inc. <F*>                                   419,250          $2,672,719
                                                                               ----------------
Restaurants and Food Preparation (0.22%)
  Starbucks Corporation <F*>                                       25,000            $939,063
                                                                               ----------------
Retail (5.88)
  Best Buy Company <F*>                                            28,000          $1,890,000
  Circuit City Stores, Inc.                                        10,000             930,000
  CPI Corporation <Fa>                                            644,200          21,258,600
  Saks, Inc. <F*>                                                  50,000           1,443,750
                                                                               ----------------
                                                                                  $25,522,350
                                                                               ----------------
Retail - Specialty (1.32%)
  Autozone, Inc. <F*>                                             140,000          $4,217,500
  Hancock Fabrics, Inc.                                           300,800           1,316,000
  PETsMART, Inc. <F*>                                              20,000             205,000
                                                                               ----------------
                                                                                   $5,738,500
                                                                               ----------------
Semiconducters (0.33%)
  Xilinx, Inc. <F*>                                                25,000          $1,431,250
                                                                               ----------------
Software (3.63%)
  Autodesk, Inc.                                                   50,000          $1,478,125
  Computer Sciences Corporation <F*>                               15,000           1,037,813
  Compuware Corporation <F*>                                       40,000           1,272,500
  Informix Corporation <F*>                                       290,500           2,478,343
  Legato Systems, Inc. <F*>                                        52,000           3,003,000
  Microsoft Corporation <F*>                                       45,000           4,058,438
  Oracle Corporation <F*>                                          64,800           2,405,700
                                                                               ----------------
                                                                                  $15,733,919
                                                                               ----------------
Telecommunications (1.05%)
  Vertex Communication Corporation <Fa>, <F*>                     332,700          $4,553,831
                                                                               ----------------
Telecommunications Equipment (3.22%)
  General Instrument Corporation <F*>                             140,000          $5,950,000
  Qwest Communications International, Inc. <F*>                   135,000           4,463,438
  Tellabs, Inc. <F*>                                               26,000           1,756,625
  WA Telcom Products Company, Inc. <F*>                           126,000           1,779,750
                                                                               ----------------
                                                                                  $13,949,813
                                                                               ----------------
Telecommunications Service (0.36%)
  BellSouth Telecommunications, Inc.                               25,000          $1,171,875
  Centurytel, Inc.                                                 10,000             397,500
                                                                               ----------------
                                                                                   $1,569,375
                                                                               ----------------
Transportation (4.36%)
  Airborne Freight Corporation                                    125,000          $3,460,938
  Frontline Ltd. - ADR - <Ff>, <F*>                               304,400           1,127,585
  MIF Ltd., - Rule 144A <F*>, <Fr> (Acquired
    12/20/96 - 4/10/97, Cost $4,250,000)                          312,732           5,958,919
  OMI, Inc.                                                     1,269,500           2,618,344
  Overseas Shipholding Group, Inc.                                294,200           3,787,825
  UAL Corporation <F*>                                             30,000           1,950,000
                                                                               ----------------
                                                                                  $18,903,611
                                                                               ----------------

Utilities (Gas, Electric & Water) (2.05%)
  El Paso Electric Company <F*>                                   400,000          $3,575,000
  UniSource Energy Corporation                                    444,100           5,301,444
                                                                               ----------------
                                                                                   $8,876,444
                                                                               ----------------
Miscellaneous (4.58%)                                                             $19,844,718
                                                                               ----------------
Total Common Stocks (Cost $298,302,805)                                          $352,629,748
                                                                               ----------------

U.S. GOVERNMENT AGENCY SECURITIES (19.07%)
  FHLB, 7/16/99                                                $8,000,000          $7,984,300
  FHLB, 7/21/99                                                 6,400,000           6,382,862
  FHLB, 7/23/99                                                   300,000             299,094
  FHLB, 7/28/99                                                 4,300,000           4,284,714
  FHLB, 7/30/99                                                 2,200,000           2,191,588
  FHLMC, 7/02/99                                                  600,000             599,922
  FHLMC, 7/08/99                                               10,000,000           9,990,842
  FHLMC, 7/09/99                                                3,700,000           3,696,086
  FHLMC, 7/16/99                                                8,200,000           8,183,942
  FHLMC, 7/19/99                                                1,600,000           1,596,200
  FHLMC, 7/29/99                                                8,300,000           8,269,271
  FHLMC, 8/05/99                                                7,900,000           7,862,749
  FMCDN, 7/14/99                                                4,600,000           4,592,143
  FMCDN, 7/22/99                                                1,100,000           1,096,946
  FNMA, 7/22/99                                                 1,700,000           1,695,309
  FNMA, 7/23/99                                                 5,000,000           4,985,293
  FNMA, 7/7/99                                                  9,000,000           8,992,935
                                                                               ----------------
Total U.S Government Agency Securities
  (Cost $82,704,196)                                                              $82,704,196
                                                                               ----------------
Total Investments (Cost $381,007,001)                             100.37%        $435,333,944
Excess of Other Liabilities over Assets                            (0.37%)        ($1,613,021)
                                                             --------------    ----------------
Net Assets                                                        100.00%        $433,720,923
                                                             ==============    ================

<F*> Non-income producing
<Fa> Denotes security is affiliated (See Note 5)
<Ff> Denotes security primarily traded in foreign markets
<Fr> Denotes security is restricted as to resale. The aggregate value of restricted securities at June 30, 1999 was $10,662,493 which represented 2.46% of net assets.
ADR = American Depository Receipts
GDR = Global Depository Receipts
FHLB = Federal Home Loan Banks
FHLMC = Federal Home Loan Mortgage Corporation
FMCDN = Federal Home Loan Mortgage Corporation Discount Note
FNMA = Federal National Mortgage Association


                See Notes to Financial Statements

PERFORMANCE SUMMARY

The Lindner Asset Allocation Fund had a total return of -5.57% in the fiscal year ended June 30, 1999. The performance of the Russell 1000 Index and the S&P 500 Index was 21.96% and 22.76% respectively covering the same period.

The performance of the fund in the first quarter was a poor -7.86% followed by the second quarter returns of -1.35%. During these two quarters, the "flight to quality" caused by the 1998 global economic turmoil, caused the credit spreads of most fixed income securities to increase. This unexpected trend in the capital markets had a substantial negative effect on the performance of the fund since almost half of the assets were invested in convertible preferred issues and high-yield bonds. The fund, with its portfolio weighted heavily in the energy and mining sector, also took significant losses in certain related equity positions. The third quarter results then came in with a poor return performance of -4.34%. The largest percentage loss throughout the year was in our Harken Energy Corporation holdings.

The name of the former Lindner Dividend Fund was changed to Lindner Asset Allocation Fund to better reflect the new strategy that is being followed.

The fourth quarter performance reflected the positive trend in the fund. The structural changes in the fund succeeded in a 8.59% quarterly return which is more than satisfactory when compared to the performance of the S&P 500 Index and the Russell 1000 Index of 7.05% and 7.24%, respectively. Some of the new investment choices were Worthington Industries, Corning, Inc. and Gap, Inc.

The investment philosophy for the whole fund family has been reviewed for a better adjustment to the changing nature of capital markets, shifting closer towards modern financial economics principles. The classical Lindner value approach has been updated and enhanced to evaluate 'value' in relative terms rather than in absolute terms. Under the new approach, the value of a firm is evaluated by looking at the firm's current cash flows coupled with the expected future cash flows. Price, in fact, is a result and is dependent on people's expectations. Mispricings are considered in the relative frame; the value created by a company's expected future cash flows should be in line with similar companies.

The increasing volatility of the markets puts stricter risk management requirements on the money management side. The key tool to sound risk management is diversification. Cross-sectional diversification should be applied by broadening the investments universe (i.e. increasing the number of stocks in a portfolio) and adjusting the holding weights accordingly in order to avoid taking sector/fundamental/company specific bets. On the other hand, time diversification should also be applied by making proper asset allocation decisions to reduce the dependence of the portfolios to specific asset types. Liquidity is also a major consideration for the funds holdings in that if our opinion on a security changes, the market for the security will be broad enough so that the securities price will be relatively unaffected by our liquidation.

Since our new risk management approach consciously avoids taking large common factor<F*> exposures, the performance of the fund becomes largely dependent on management's investment skill. Common factor exposures may provide better performance in certain times, but are very risky. On the other hand, performance coming from a sound stock selection strategy provides consistent, lower volatility returns, which should result in healthy asset growth in the long-term.

/s/ Doug Valassis         /s/ Mark T. Finn          /s/ Eric Ryback
Doug Valassis             Mark T. Finn              Eric E. Ryback
Chairman and Chief        Vice Chairman and         President
Executive Officer         Chief Operating Officer

[FN]
<F*>Common factor risk is portfolio risk that arises from assets'
exposures to common factors, such as capitalization and industries. (Source: Barra U.S. Equity Risk Model Handbook, page 34)

LINDNER ASSET ALLOCATION (FORMERLY
DIVIDEND) FUND

PERFORMANCE GRAPH
--------------------------------------------------------------------
Comparison of change in value of $10,000 invested in the S&P 500 Index and the Lindner Asset Allocation Fund--Investor Shares from June 30, 1989 to June 30, 1999 and Institutional Shares from July 9, 1996 to June 30, 1999:

                   [Asset Allocation Fund graph]

      PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE

-----------------------------------------------------------------------------------------------
                                    LINDNER INVESTMENTS
-----------------------------------------------------------------------------------------------
                         SCHEDULES OF INVESTMENTS - JUNE 30, 1999

                                                         Number of Shares -
                                                          Principal Amount
Name of Issuer and Title of Issue                             of Bonds              Value
-------------------------------------------------------  ------------------    ----------------
LINDNER ASSET ALLOCATION FUND
-----------------------------

COMMON STOCKS (19.73%)

Brewery (0.92%)
  Anheuser - Busch Companies, Inc.                                100,000          $7,093,750
                                                                               ----------------
Broadcast/Media (0.85%)
  Comcast Corporation, Class A <F*>                               171,800          $6,603,563
                                                                               ----------------
Electrical Equipment (0.81%)
  Emerson Electric Company                                        100,000          $6,287,500
                                                                               ----------------
Financial Services (1.46%)
  IMH Commercial Holdings, Inc. <Fa>, <F*>                        431,200          $2,721,950
  WFC Holdings Corporation                                        200,000           8,550,000
                                                                               ----------------
                                                                                  $11,271,950
                                                                               ----------------
Healthcare (3.64%)
  Abbott Laboratories                                             100,000          $4,550,000
  Medtronic, Inc.                                                  15,000           1,168,125
  Merck & Company, Inc.                                           100,000           7,400,000
  Pfizer, Inc.                                                     40,000           4,390,000
  Pharmacia & Upjohn, Inc.                                         21,700           1,232,831
  Schering-Plough Corporation                                     150,000           7,950,000
  Warner-Lambert Company                                           20,000           1,387,500
                                                                               ----------------
                                                                                  $28,078,456
                                                                               ----------------
Leisure/Entertainment (0.19%)
  Carnival Corporation                                             30,000          $1,455,000
                                                                               ----------------
Manufacturing (0.81%)
  Corning, Inc.                                                    25,000          $1,753,125
  General Electric Company                                         40,000           4,520,000
                                                                               ----------------
                                                                                   $6,273,125
                                                                               ----------------
Manufacturing - Consumer Goods (0.91%)
  Whirlpool Corporation                                            95,000          $7,030,000
                                                                               ----------------
Mining (0.00%)
  Atlas Corporation <F*>                                          157,500              $6,300
                                                                               ----------------
Oil & Gas Exploration and Production (2.04%)
  Harken Energy Corporation <F*>                                5,819,700          $9,457,013
  Kerr-McGee Corporation                                           60,000           3,011,250
  USX-Marathon Group                                              100,000           3,256,250
                                                                               ----------------
                                                                                  $15,724,513
                                                                               ----------------
Real Estate Invesment Trusts (0.55%)
  Novastar Financial, Inc. -
    Rule 144A <Fa>, <F*>, <Fr>
    (Acquired 12/6/96, Cost $9,020,004)                           666,667          $4,250,002
                                                                               ----------------
Retail (0.79)
  Albertson's, Inc.                                               100,000          $5,156,250
  Wal-Mart Stores, Inc.                                            20,000             965,000
                                                                               ----------------
                                                                                   $6,121,250
                                                                               ----------------
Retail - Specialty (0.35%)
  The Gap, Inc.                                                    30,000          $1,511,250
  Walgreen Company                                                 40,000           1,175,000
                                                                               ----------------
                                                                                   $2,686,250
                                                                               ----------------
Telecommunications Service (0.17%)
  Bell Atlantic Corporation                                        20,000          $1,307,500
                                                                               ----------------
Utilities (Gas, Electric & Water) (3.35%)
  Ameren Corporation                                              272,200         $10,445,675
  Western Resources, Inc.                                         580,100          15,445,163
                                                                               ----------------
                                                                                  $25,890,838
                                                                               ----------------
Miscellaneous (2.89%)                                                             $22,289,901
                                                                               ----------------

Total Common Stocks (Cost $164,052,650)                                          $152,369,898
                                                                               ----------------

PREFERRED STOCKS (51.29%)

Airline (3.86%)
  Trans World Airlines, Inc.
    $4.625 convertible - Rule 144A <Fr> (Acquired
      11/26/97 - 7/7/ 98, Cost $8,876,562)                        150,000          $5,100,000
    8% convertible                                              1,242,400          24,692,700
                                                                               ----------------
                                                                                  $29,792,700
                                                                               ----------------
Computer and Electronic Equipment (4.06%)
  Unisys Corporation, $3.75 convertible                           480,817         $31,313,207
                                                                               ----------------
Consumer Services (3.12%)
  Cendant Corporation, 7.5% convertible                           700,000         $24,106,250
                                                                               ----------------
Energy (4.49%)
  Lasmo PLC, Series A, 10%                                        492,600         $12,191,850
  Unocal Corporation, $3.125 convertible                          400,000          22,500,000
                                                                               ----------------
                                                                                  $34,691,850
                                                                               ----------------
Financial Services (3.82%)
  Community Bank, 13% series B                                    196,500          $5,231,813
  Credit Lyonnais Capital S.C.A., 9.5%, - Rule 144A
    <Fr> (Acquired 7/12/93, Cost $15,000,000)                     600,000          14,850,000
  Nuevo Financing Trust, 5.75% convertible                        305,300           9,387,975
                                                                               ----------------
                                                                                  $29,469,788
                                                                               ----------------
Food Distribution (2.68%)
  Chiquita Brands International, Inc., $2.875 Series A,
    convertible                                                   600,000         $20,700,000
                                                                               ----------------
Healthcare (0.70%)
  Laboratory Corporation of America Holdings, 8.5%
    convertible                                                    57,700          $3,382,663
  NeoRX Corporation, $2.475 convertible                           139,277           1,984,697
                                                                               ----------------
                                                                                   $5,367,360
                                                                               ----------------
Health and Beauty Aids (0.35%)
  Herbalife International, Inc., 8.75% convertible                265,500          $2,671,594
                                                                               ----------------
Insurance (1.23%)
  AICI Capital Trust, 9%                                          400,000          $9,525,000
                                                                               ----------------
Metals Processing (5.49%)
  Armco Inc., $3.625 convertible                                  300,000         $15,075,000
  USX Corporation, 6.5% convertible                               599,300          27,343,063
                                                                               ----------------
                                                                                  $42,418,063
                                                                               ----------------

8                See Notes to Financial Statements


---------------------------------------------------------------------------------------------
                                    LINDNER INVESTMENTS
---------------------------------------------------------------------------------------------
                         SCHEDULES OF INVESTMENTS - JUNE 30, 1999

                                                         Number of Shares -
                                                          Principal Amount
Name of Issuer and Title of Issue                             of Bonds              Value
-------------------------------------------------------  ------------------    ----------------
LINDNER ASSET ALLOCATION FUND
-----------------------------
Natural Gas Pipeline (5.45%)
  Western Gas Resources, Inc., $2.625 convertible               1,304,700         $42,076,575
                                                                               ----------------
Oil & Gas Exploration and Production (0.55%)
  Belco Oil & Gas Corporation, 6.5%, convertible                  246,600          $4,223,025
                                                                               ----------------
Oilfield Services (1.53%)
  Weatherford International, Inc., 5% convertible                 300,000         $11,850,000
                                                                              ----------------
Real Estate Invesment Trusts (0.73%)
  Capstead Mortgage Corporation, $1.26 convertible                200,000          $2,362,500
  Prime Retail, Inc., $2.125 convertible                          202,600           3,241,600
                                                                               ----------------
                                                                                   $5,604,100
                                                                               ----------------
Specialty Chemical (0.90%)
  LSB Industries, Inc., $3.25 convertible                         422,700          $6,974,550
                                                                               ----------------
Steel Production (2.82%)
  Bethlehem Steel Corporation, $3.50 convertible -
    Rule 144A <Fr> (Acquired 8/1/97 - 11/5/98,
    Cost $25,802,945)                                             600,000         $21,750,000
                                                                               ----------------
Telecommunications Service (6.83%)
  Omnipoint Corporation, 7% convertible                           625,000         $34,687,500
  Nextlink Communications, Inc., 6.50% convertible                200,000          18,100,000
                                                                               ----------------
                                                                                  $52,787,500
                                                                               ----------------
Transportation (2.68%)
  Union Pacific Corporation, 6.25% convertible                    300,000         $15,525,000
  Union Pacific Corporation, 6.25% convertible -
    Rule 144A <Fr> (Acquired 7/30/98 - 7/31/98,
    Cost $4,518,750)                                              100,000           5,175,000
                                                                               ----------------
                                                                                  $20,700,000
                                                                               ----------------

Total Preferred Stocks (Cost $396,018,419)                                       $396,021,562
                                                                               ----------------
NON-CONVERTIBLE BONDS (10.56%)

Airlines (1.35%)
  Trans World Airlines, Inc., 12%, due 2002                   $10,750,000         $10,427,500
                                                                               ----------------
Apparel & Other Textile Products (2.09%)
  Hartmarx Corporation, 10.875%, due 2002                      15,555,000         $16,099,425
                                                                               ----------------

Financial Services (3.82%)
  Beal Financial Corp., 12.75% due
    8/15/00                                                   $26,100,000         $26,458,875
  Wilshire Financial Services Group, 13%,
    due 2004 (##)                                              10,000,000           3,050,000
                                                                               ----------------
                                                                                  $29,508,875
Mining (2.50%)
  Kaiser Aluminum & Chemical Corporation, 9.875%,
    due 2002                                                   19,050,000         $19,335,750
                                                                               ----------------
Utilities (Gas, Electric & Water) (0.80%)
  Texas-New Mexico Power Company, 9.25%, due 2000               6,000,000          $6,176,634
                                                                               ----------------
Total Non-Convertible Bonds
  (Cost $87,682,729)                                                              $81,548,184
                                                                               ----------------

CONVERTIBLE BONDS (8.96%)

Computer and Electronic Equipment (4.01%)
  Cirrus Logic, Inc. 6%, due 2003                               7,120,000          $4,903,900
  Intevac Inc.
    Common Stock 6.5%, due 2004                                13,152,000           8,236,440
    Common Stock 6.5%, due 2004 -
      Rule 144A <Fr> (Acquired 1/22/98 -
      3/19/98, Cost $2,604,643)                                 3,098,000           1,940,123
  Network Equipment Technologies, Inc.,
    7.25%, due 2014                                             2,360,000           1,722,800
  Quantum Corporation, 7%, due 2004                            15,000,000          14,175,000
                                                                               ----------------
                                                                                  $30,978,263
                                                                               ----------------

Environmental Services (0.65%)
  U.S. Filter Corporation, 4.5%, due 2001                       5,000,000          $5,025,000
                                                                               ----------------
Healthcare (0.11%)
  Atrix Laboratories, Inc., 7%, due 2004 -
    Rule 144A <Fr> (Acquired 12/4/98 - 12/8/98,
    Cost $903,620)                                              1,050,000            $876,750
                                                                               ----------------
Mining (0.35%)
  Uranium Resources, Inc., 6.5%, due 2000 -
     Rule 144A <Fr> (Acquired 5/25/95,
     Cost $4,500,000)                                           4,500,000          $2,700,000
                                                                               ----------------
Real Estate Investment Trust (0.90%)
  Sizeler Property Investors, Inc., 8%, due 2003                7,300,000          $6,898,500
                                                                               ----------------
Retail (1.04%)
  Charming Shoppes, 7.5% due 2006                               8,000,000          $8,020,000
                                                                               ----------------
Telecommunications (1.45%)
  Metricom, Inc., 8%, due 2003                                  7,905,000         $11,185,575
                                                                               ----------------
Telecommunication Equipment (0.45%)
  Cellstar Corporation, 5% due 2002                             5,000,000          $3,487,500
                                                                               ----------------
Total Convertible Bonds
  (Cost $75,847,494)                                                              $69,171,588
                                                                               ----------------

                 See Notes to Financial Statements                 9


-----------------------------------------------------------------------------------------------
                                    LINDNER INVESTMENTS
-----------------------------------------------------------------------------------------------
                         SCHEDULES OF INVESTMENTS - JUNE 30, 1999

                                                         Number of Shares -
                                                          Principal Amount
Name of Issuer and Title of Issue                             of Bonds              Value
-------------------------------------------------------  ------------------    ----------------
LINDNER ASSET ALLOCATION FUND
-----------------------------

U.S. GOVERNMENT AGENCY SECURITIES (8.71%)

  FHLB, 7/23/99                                                $6,700,000          $6,679,773
  FHLB, 7/28/99                                                   800,000             797,156
  FHLB, 7/30/99                                                 6,000,000           5,977,067
  FHLMC, 7/09/99                                                4,700,000           4,695,073
  FHLMC, 7/19/99                                                1,100,000           1,097,388
  FHLMC, 7/23/99                                               11,300,000          11,266,853
  FHLMC, 7/29/99                                                3,100,000           3,088,523
  FHLMC, 8/05/99                                               10,500,000          10,450,490
  FMCDN, 7/13/99                                                  800,000             798,747
  FMCDN, 7/14/99                                                  600,000             598,969
  FMCDN, 7/22/99                                                8,200,000           8,177,231
  FNMA, 7/23/99                                                12,400,000          12,363,627
  FNMA, 8/05/99                                                 1,300,000           1,293,681
                                                                               ----------------
Total U.S Government Agency Securities
  (Cost $67,284,578)                                                              $67,284,578
                                                                               ----------------
Total Investments (Cost $790,885,870)                              99.25%        $766,395,810

Excess of Other Assets over Liabilities                             0.75%          $5,756,662
                                                             --------------    ----------------
Net Assets                                                        100.00%        $772,152,472
                                                             ==============    ================

<F*> Non-income producing
<Fa> Denotes security is affiliated (See Note 5)
<Fr> Denotes security is restricted as to resale. The aggregate value of restricted securities at June 30, 1999 was $56,641,875 which represented 7.34% of net assets.
(##) Denotes bond is in default
FHLB = Federal Home Loan Banks
FHLMC = Federal Home Loan Mortgage Corporation
FMCDN = Federal Home Loan Mortgage Corporation Discount Note
FNMA = Federal National Mortgage Association

               See Notes to Financial Statements

PERFORMANCE SUMMARY

The Lindner Utility Fund had a total return of 8.62% in the fiscal year ended June 30, 1999. The performance of the Dow Jones Utilities Index and the Russell 2000 was 11.87% and 1.45%, respectively, covering the same period.

In the first quarter of the fiscal year, our fund performed poorly by -16.15% vs. the Dow Jones Utilities Index performance of 5.36% in the same time period. Some of our Russian utility stocks became very illiquid during the time of the economic turmoil in that country and the holdings were eliminated at significant cost. Another unfortunate position was a firm specific loss on the Uranium Resources, Inc. holdings as the firm relinquished its leasing rights to one of its main uranium deposits in late 1998.

The fund's performance for the next three quarters--4.03%, 6.51% and 16.92%, respectively--was excellent. The main drivers for this performance were the carefully chosen telecommunication sector positions. The top performer for the year was RCN Corporation, a cable telecommunications company. The recent war for bandwidth among large technology related blue chip firms is an indicator that the growth potential of the data/bandwidth-related telecommunications companies is strong.

The performance of our holdings in the oil and energy industries has lagged the telecommunications industry performance. Our worst performing position in the fund was the Harken Energy Corporation holdings. Although the company was believed to be priced attractively, it should be noted that the performance of this type of company is highly exposed to commodity prices.

The investment philosophy for the whole fund family has been reviewed for a better adjustment to the changing nature of capital markets, shifting closer towards modern financial economics principles. The classical Lindner value approach has been updated and enhanced to evaluate 'value' in relative terms rather than in absolute terms. Under the new approach, the value of a firm is evaluated by looking at the firm's current cash flows coupled with the expected future cash flows. Price, in fact, is a result and is dependent on people's expectations. Mispricings are considered in the relative frame; the value created by a company's expected future cash flows should be in line with similar companies.

The increasing volatility of the markets puts stricter risk management requirements on the money management side. The key tool to sound risk management is diversification. Cross-sectional diversification should be applied by broadening the investments universe (i.e. increasing the number of stocks in a portfolio) and adjusting the holding weights accordingly in order to avoid taking fundamental/company specific bets. On the other hand, time diversification should also be applied by making proper asset allocation decisions to reduce the dependence of the portfolios to specific asset types. Liquidity is also a major consideration for the funds' holdings in that if our opinion on a security changes, the market for the security will be broad enough so that the securities price will be relatively unaffected by our liquidation.

Since our new risk management approach consciously avoids taking large common factor<F*> exposures, the performance of the fund becomes largely dependent on management's investment skill. Common factor exposures may provide better performance in certain times, but are very risky. On the other hand, performance coming from a sound stock selection strategy provides consistent, lower volatility returns, which should result in healthy asset growth in the long-term.

/s/ Doug Valassis         /s/ Mark T. Finn          /s/ Eric Ryback
Doug Valassis             Mark T. Finn              Eric E. Ryback
Chairman and Chief        Vice Chairman and         President
Executive Officer         Chief Operating Officer

[FN]
<F*>Common factor risk is portfolio risk that arises from assets'
exposures to common factors, such as capitalization and industries. (Source: Barra U.S. Equity Risk Model Handbook, page 34)


LINDNER UTILITY FUND

PERFORMANCE GRAPH
-------------------------------------------------------------------
Comparison of change in value of $10,000 invested in the Dow
Jones Utility Index, the NYSE Utilities Index and the Lindner Utility Fund--Investor Shares from October 4, 1993 to June 30, 1999 and
Institutional Shares from October 31, 1996 to June 30, 1999:

                        [Utility Fund graph]

      PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE

-----------------------------------------------------------------------------------------------
                                    LINDNER INVESTMENTS
-----------------------------------------------------------------------------------------------
                         SCHEDULES OF INVESTMENTS - JUNE 30, 1999

                                                         Number of Shares -
                                                          Principal Amount
Name of Issuer and Title of Issue                             of Bonds              Value
-------------------------------------------------------  ------------------    ----------------
LINDNER UTILITY FUND
--------------------

COMMON STOCKS (72.54%)

Broadcast/Media (5.58%)
  AT&T Corporation Class A Liberty Media Group
    Shares <F*>                                                    40,000          $1,470,000
                                                                               ----------------
Cable Television (1.04%)
  Rogers Cantel Mobile Communications, Inc.,
    Class B<F*>                                                    17,000            $275,188
                                                                               ----------------
Computer and Electronic Equipment (0.45%)
  Cellstar Corporation <F*>                                        15,000            $118,125
                                                                               ----------------
Electrical Generation (1.97%)
  MidAmerican Energy Holdings Company                              15,000            $519,375
                                                                               ----------------
Energy (1.77%)
  The AES Corporation                                               8,000            $465,000
                                                                               ----------------
Natural Gas Pipeline (4.34%)
  Enron Corporation                                                14,000          $1,144,500
                                                                               ----------------
Oil and Gas Exploration and Production (2.75%)
  Harken Energy Corporation <F*>                                  445,000            $723,125
                                                                               ----------------
Oilfield Services (1.20%)
  Transocean Offshore, Inc.                                        12,000            $315,000
                                                                               ----------------
Telecommunication Equipment (7.96%)
  Com21, Inc. <F*>                                                 10,000            $170,625
  Emerson Electric Company                                         10,000             628,750
  Westell Technologies, Inc. <F*>                                  70,000             487,816
  Western Wireless Corporation <F*>                                30,000             810,000
                                                                               ----------------
                                                                                   $2,097,191
                                                                               ----------------
Telecommunication Services (20.84%)
  GTE Corporation                                                   8,000            $606,000
  MCI/Worldcom, Inc. <F*>                                          13,000           1,121,250
  McLeodUSA, Inc., Class A <F*>                                     7,000             385,000
  Nextel Communications, Inc. <F*>                                 13,000             652,438
  RCN Corporation <F*>                                             14,000             582,750
  SBC Communications, Inc.                                         10,000             580,000
  SkyTel Communications, Inc. <F*>                                 21,000             439,688
  U S WEST, Inc.                                                    5,000             293,750
  Winstar Communications, Inc. <F*>                                17,000             828,750
                                                                               ----------------
                                                                                   $5,489,626
                                                                               ----------------
Utilities (Gas, Electric & Water) (21.86%)
  Central and South West Corporation                               10,000            $233,750
  CMP Group, Inc.                                                  15,000             392,813
  Edison International                                             20,000             535,000
  El Paso Electric Company <F*>                                    65,000             580,938
  FPL Group, Inc.                                                  18,000             983,250
  LG&E Energy Corporation                                          15,000             315,000
  Pacificorp                                                       10,000             183,750
  Pinnacle West Capital Corporation                                10,000             402,500
  Potomac Electric Power Company                                   12,000             353,250
  TECO Energy, Inc.                                                30,000             682,500
  Texas Utilities Company                                          10,000             412,500
  UniSource Energy Corporation                                     30,000             358,125
  Wisconsin Energy Corporation                                     13,000             325,813
                                                                               ----------------
                                                                                   $5,759,189
                                                                               ----------------

Miscellaneous (2.78%)                                                                $733,760
                                                                               ----------------
Total Common Stocks (Cost $15,489,425)                                            $19,110,079
                                                                               ----------------


PREFERRED STOCKS (15.00%)

Natural Gas Pipeline (3.71%)
  Western Gas Resources, Inc., $2.625 convertible                  30,300            $977,175
                                                                               ----------------
Telecommunication Equipment (3.25%)
  Qwest Trends Trust, 5.75% convertible - Rule 144A
    <Fr> (Acquired 12/15/98 - 12/17/98, Cost $626,875)             15,000            $856,875
                                                                               ----------------
Telecommunication Service (8.04%)
  Nextlink Communications, Inc. 6.50% convertible                   5,000            $452,500
  Omnipoint Corporation, 7% convertible                            30,000           1,665,000
                                                                               ----------------
                                                                                   $2,117,500
                                                                               ----------------

Total Preferred Stocks (Cost $2,576,278)                                           $3,951,550
                                                                               ----------------

U.S. GOVERNMENT AGENCY SECURITIES (11.74%)

  FHLB, 7/02/99                                                  $300,000            $299,961
  FHLB, 7/30/99                                                   600,000             597,709
  FHLMC, 7/09/99                                                  300,000             299,683
  FHLMC, 7/16/99                                                  800,000             798,433
  FHLMC, 7/19/99                                                  100,000              99,762
  FHLMC, 7/29/99                                                  200,000             199,259
  FHLMC, 8/05/99                                                  400,000             398,114
  FMCDN, 7/22/99                                                  100,000              99,722
  FNMA, 7/21/99                                                   100,000              99,725
  FNMA, 7/23/99                                                   100,000              99,707
  FNMA, 8/05/99                                                   100,000              99,514
                                                                               ----------------
Total U.S Government Agency Securities
  (Cost $3,091,589)                                                                $3,091,589
                                                                               ----------------

Total Investments (Cost $21,157,292)                               99.28%         $26,153,218

Excess of Other Assets over Liabilities                             0.72%            $188,430
                                                             --------------    ----------------
Net Assets                                                        100.00%         $26,341,648
                                                             ==============    ================

<F*> Non-income producing
<Fr> Denotes security is restricted as to resale. The aggregate value of restricted securities at June 30, 1999 was $856,875 which represented 3.25% of net assets.
FHLB = Federal Home Loan Banks
FHLMC = Federal Home Loan Mortgage Corporation
FMCDN = Federal Home Loan Mortgage Corporation Discount Note
FNMA = Federal National Mortgage Association

               See Notes to Financial Statements

PERFORMANCE SUMMARY

The Lindner Small-Cap Fund had a total return of 0.11% in the fiscal year ended June 30, 1999. The performance of the Russell 2000 Index covering the same period was 1.45%.

The fund returned -15.78% for the first quarter of the fiscal year followed by a better second quarter with a return of 11.65%. The third quarter return was -9.11%. The performance of the Russell 2000 Index, which is the benchmark for the small cap fund, was -20.26%, 16.46%, and -5.44%, respectively for the same quarters.

The rise in the market, which started shortly after the global economic turmoil in 1998, was more generous to large cap growth stocks. The fund had a relatively small number of holdings that caused our performance to be tied to only a few companies. We did not participate well in the small cap recovery period in the market due to some concentrated stock holdings that did not perform as well as expected.

The fourth fiscal quarter witnessed a change in the investment philosophy of the whole fund family, which was the beginning of an important restructuring process. The structural changes in the fund began immediately.

The performance results for the fourth quarter reflected the first fruits of the change process. The changes in the fund produced a 17.15% quarterly return, which was solidly above the performance of the Russell 2000 Index of 15.52%. Some of the new investment choices are: Polycom Inc., Copart, Inc., Intervoice, Inc., and Xircom, Inc.

The investment philosophy for the whole fund family has been reviewed for a better adjustment to the changing nature of capital markets, shifting closer towards modern financial economics principles. The classical Lindner value approach has been updated and enhanced to evaluate 'value' in relative terms rather than in absolute terms. Under the new approach, the value of a firm is evaluated by looking at the firm's current cash flows coupled with the expected future cash flows. Price, in fact, is a result and is dependent on people's expectations. Mispricings are considered in the relative frame; the value created by a company's expected future cash flows should be in line with similar companies.

The increasing volatility of the markets puts stricter risk management requirements on the money management side. The key tool to sound risk management is diversification. Cross-sectional diversification should be applied by broadening the investments universe (i.e. increasing the number of stocks in a portfolio) and adjusting the holding weights accordingly in order to avoid taking sector/fundamental/company specific bets. On the other hand, time diversification should also be applied by making proper asset allocation decisions to reduce the dependence of the portfolios to specific asset types. Liquidity is also a major consideration for the funds holdings in that if our opinion on a security changes, the market for the security will be broad enough so that the securities price will be relatively unaffected by our liquidation.

Since our new risk management approach consciously avoids taking large common factor<F*> exposures, the performance of the fund becomes largely dependent on management's investment skill. Common factor exposures may provide better performance in certain times, but are very risky. On the other hand, performance coming from a sound stock selection strategy provides consistent, lower volatility returns, which should result in healthy asset growth in the long-term.

/s/ Doug Valassis         /s/ Mark T. Finn          /s/ Eric Ryback
Doug Valassis             Mark T. Finn              Eric E. Ryback
Chairman and Chief        Vice Chairman and         President
Executive Officer         Chief Operating Officer

[FN]
<F*>Common factor risk is portfolio risk that arises from assets'
exposures to common factors, such as capitalization and industries. (Source: Barra U.S. Equity Risk Model Handbook, page 34)


LINDNER SMALL-CAP (FORMERLY
LINDNER/RYBACK SMALL-CAP) FUND

PERFORMANCE GRAPH
------------------------------------------------------------------
Comparison of change in value of $10,000 invested in the Russell 2000 Index and the Lindner Small-Cap Fund--Investor Shares from January 24, 1994 to June 30, 1999 and Institutional Shares from November 1, 1996 to June 30, 1999:

                       [Small-Cap Fund graph]

      PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE

-----------------------------------------------------------------------------------------------
                                    LINDNER INVESTMENTS
-----------------------------------------------------------------------------------------------
                         SCHEDULES OF INVESTMENTS - JUNE 30, 1999

                                                         Number of Shares -
                                                          Principal Amount
Name of Issuer and Title of Issue                             of Bonds              Value
-------------------------------------------------------  ------------------    ----------------
LINDNER SMALL-CAP FUND
----------------------

COMMON STOCKS (64.97%)

Apparel & Other Textile Products (1.73%)
  Fruit of the Loom, Ltd. <F*>                                     70,000            $682,500
                                                                               ----------------
Business Services (1.91%)
  On Assignment, Inc. <F*>                                         21,000            $548,625
  TeleTech Holdings, Inc. <F*>                                     20,500             207,563
                                                                               ----------------
                                                                                     $756,188
                                                                               ----------------
Computer and Electronic Equipment (4.75%)
  Anacomp, Inc. <F*>                                               66,300          $1,127,100
  Xircom, Inc. <F*>                                                25,000             751,563
                                                                               ----------------
                                                                                   $1,878,663
                                                                               ----------------
Distributors (2.57%)
  Hawkins Chemical, Inc.                                          125,000          $1,015,625
                                                                               ----------------
Energy (6.31%)
  Castle Energy Corporation                                        49,000            $882,000
  Plains Resources, Inc. <F*>                                      84,800           1,611,200
                                                                               ----------------
                                                                                   $2,493,200
                                                                               ----------------
Food Distribution (1.11%)
  Richfood Holdings                                                25,000            $440,625
                                                                               ----------------
Healthcare (7.04%)
  National Dentex Corporation <F*>                                 75,000          $1,293,750
  Pediatrix Medical Group, Inc. <F*>                               30,000             637,500
  Utah Medical Products, Inc.                                     110,000             852,500
                                                                               ----------------
                                                                                   $2,783,750
                                                                               ----------------
Industrial Products and Services (0.78%)
  Transtechnology Corporation                                      15,700            $309,094
                                                                               ----------------
Insurance (5.39%)
  Cotton States Life Insurance Company                             87,500          $1,071,875
  Mid Atlantic Medical Services, Inc. <F*>                        107,400           1,060,575
                                                                               ----------------
                                                                                   $2,132,450
                                                                               ----------------
Manufacturing - Consumer Goods (1.33%)
  Sturm, Ruger & Company, Inc.                                     49,300            $526,894
                                                                               ----------------
Paper, Printing and Publishing (2.86%)
  Consolidated Graphics, Inc. <F*>                                 12,500            $625,000
  United Stationers, Inc. <F*>                                     23,000             506,000
                                                                               ----------------
                                                                                   $1,131,000
                                                                               ----------------
Pipeline Services (1.74%)
  Kaneb Services, Inc. <F*>                                       161,800            $687,650
                                                                               ----------------
Real Estate Investment Trust (8.37%)
  Lexford Residential Trust                                        70,500          $1,683,188
  Tanger Factory Outlet Centers, Inc.                              62,500           1,625,000
                                                                               ----------------
                                                                                   $3,308,188
                                                                               ----------------
Restaurants and Food Preparation (1.47%)
  Buffets, Inc. <F*>                                               50,500            $580,750
                                                                               ----------------
Retail - Specialty (5.53%)
  Brauns Fashions Corp. <F*>                                      111,800          $1,600,138
  Micro Warehouse, Inc. <F*>                                       32,800             586,300
                                                                               ----------------
                                                                                   $2,186,438
                                                                               ----------------

Software (6.37%)
  Best Software, Inc. <F*>                                         40,000            $645,000
  Fair, Isaac & Company, Inc.                                      18,000             631,125
  Progess Software Corporation <F*>                                25,000             706,250
  TAVA Technologies, Inc. <F*>                                     70,000             538,125
                                                                               ----------------
                                                                                   $2,520,500
                                                                               ----------------

Telecommunications Equipment (1.10%)
  InterVoice, Inc. <F*>                                            30,000            $433,125
                                                                               ----------------
Miscellaneous (4.61%)                                                              $1,821,677
                                                                               ----------------

Total Common Stocks (Cost $20,950,334)                                            $25,688,317
                                                                               ----------------
U.S. GOVERNMENT AGENCY SECURITIES (32.79%)

  FHLB, 7/02/99                                                  $500,000            $499,935
  FHLB, 7/28/99                                                 2,500,000           2,491,113
  FHLB, 7/30/99                                                   500,000             498,091
  FHLMC, 7/02/99                                                  700,000             699,909
  FHLMC, 7/07/99                                                  200,000             199,842
  FHLMC, 7/09/99                                                  800,000             799,154
  FHLMC, 7/29/99                                                2,300,000           2,291,485
  FMCDN, 7/14/99                                                1,100,000           1,098,114
  FMCDN, 7/22/99                                                1,800,000           1,795,002
  FNMA, 7/21/99                                                   100,000              99,725
  FNMA, 7/23/99                                                 1,800,000           1,794,665
  FNMA, 8/05/99                                                   700,000             696,597
                                                                               ----------------
Total U.S Government Agency Securities
  (Cost $12,963,632)                                                              $12,963,632
                                                                               ----------------

Total Investments (Cost $33,913,966)                               97.76%         $38,651,949

Excess of Other Assets over Liabilities                             2.24%            $883,886
                                                             --------------    ----------------
Net Assets                                                        100.00%         $39,535,835
                                                             ==============    ================

<F*> Non-income producing
FHLB = Federal Home Loan Banks
FHLMC = Federal Home Loan Mortgage Corporation
FMCDN = Federal Home Loan Mortgage Corporation Discount Note
FNMA = Federal National Mortgage Association

               See Notes to Financial Statements

PERFORMANCE SUMMARY

The Lindner Market Neutral Fund had a total return of 4.29% in the fiscal year ended June 30, 1999. The performance of the Dow Jones
Industrial Average Index and the Russell 2000 was 24.66% and 1.45%, respectively, covering the same fiscal period.

Our short positions in the Bulwark Fund provided good protection in the bear market last summer with a return for the quarter ended September 30, 1998 of 3.72%. The advantage of short stocks in the bear market became the disadvantage in the following bull market, slowing down the returns for the next quarter to -0.67%. In the third quarter, the performance improved back to 1.06%, followed by the fourth quarter closing the fiscal year at 0.18%.

Our heavy positions in the mining sector failed to perform due to an opposing trend in the commodity and natural resources prices. There has been a company-specific loss on the Uranium Resources, Inc. holdings as the firm relinquished its leasing rights to one of its main uranium deposits in late 1998. On the other hand, our most successful investment was a healthcare company, Hooper Holmes, Inc., a holding which appreciated substantially in the past fiscal year.

The bull market that followed the global economic turmoil was much more generous to the stocks in the aggressive growth category, especially stocks in the technology and telecommunications sectors. These stocks advanced much faster than what many on the Street may have imagined. Institutions and investors became increasingly aware of the great potential of the digital economy and rewarded the companies providing direct business or infrastructure for the coming digital revolution. The market was very harsh to companies that failed to adjust their business models for the coming change and extremely generous to young firms that directly targeted digital business. The relatively high prices of these young firms are the result of highly optimistic expectations on this sector. Time will tell whether these firms fulfill the performance expected of them.

An important side effect of the significant advance in aggressive growth companies has been increased capital market volatility. The emergence of various electronic trading companies has given millions of inexperienced individuals (in terms of investing) the opportunity to invest directly in all sorts of financial instruments. This enormous flow of capital has significantly contributed to the increased market turbulence.

There were adjustments to investment philosophy. The name of the former Lindner Bulwark Fund was changed to Lindner Market Neutral
Fund in the fourth fiscal quarter. The new market-neutral structure of the fund is designed to help protect the investments

                                            (continued on next page)

LINDNER MARKET NEUTRAL (FORMERLY
BULWARK) FUND

PERFORMANCE GRAPH
---------------------------------------------------------------------
Comparison of change in value of $10,000 invested in the S&P 500 Index and the Lindner Market Neutral Fund<F1>--Investor Shares from February 11, 1994 to June 30, 1999 and Institutional Shares from
July 11, 1996 to June 30, 1999:

                    [Market Neutral Fund graph]

      PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE
[FN]
----------
<F1> Until July 1, 1999, this Fund was managed with a different investment objective and different principal investment strategies.

against potential downturns in the market. The portfolio is delicately balanced including both long and short equity positions so that the overall market exposure is dramatically reduced from the portfolio.

The investment philosophy for the whole fund family has been reviewed for a better adjustment to the changing nature of capital markets, shifting closer towards modern financial economics principles. The classical Lindner value approach has been updated and enhanced to evaluate 'value' in relative terms rather than in absolute terms. Under the new approach, the value of a firm is evaluated by looking at the firm's current cash flows coupled with the expected future cash flows. Price, in fact, is a result and is dependent on people's expectations. Mispricings are considered in the relative frame; the value created by a company's expected future cash flows should be in line with similar companies.

The increasing volatility of the markets puts stricter risk management requirements on the money management side. The key tool to sound risk management is diversification. Cross-sectional diversification should be applied by broadening the investment universe (i.e., increasing the number of stocks in a portfolio) and adjusting the holding weights accordingly in order to avoid taking sector/fundamental/company specific bets. On the other hand, time diversification should also be applied by making proper asset allocation decisions to reduce the dependence of the portfolios to specific asset types. Liquidity is also a major consideration for the funds' holdings in that if our opinion on a security changes, the market for the security will be broad enough so that the securities price will be relatively unaffected by our liquidation.

Since our new risk management approach consciously avoids taking large common factor<F*> exposures, the performance of the fund becomes largely dependent on management's investment skill. Common factor exposures may provide better performance in certain times, but are very risky. On the other hand, performance coming from a sound stock selection strategy provides consistent, lower volatility returns, which should result in healthy asset growth in the long-term.

/s/ Doug Valassis         /s/ Mark T. Finn          /s/ Eric Ryback
Doug Valassis             Mark T. Finn              Eric E. Ryback
Chairman and Chief        Vice Chairman and         President
Executive Officer         Chief Operating Officer

[FN]
<F*>Common factor risk is portfolio risk that arises from assets'
exposures to common factors, such as capitalization and industries. (Source: Barra U.S. Equity Risk Model Handbook, page 34)

-----------------------------------------------------------------------------------------------
                                    LINDNER INVESTMENTS
-----------------------------------------------------------------------------------------------
                         SCHEDULES OF INVESTMENTS - JUNE 30, 1999

                                                         Number of Shares -
                                                          Principal Amount
Name of Issuer and Title of Issue                             of Bonds              Value
-------------------------------------------------------  ------------------    ----------------
LINDNER MARKET NEUTRAL FUND
---------------------------

COMMON STOCKS (23.30%)

Broadcast/Media (2.83%)
  AT&T Corporation Class A Liberty Media Group
    Shares <F*>                                                    14,000            $514,500
                                                                               ----------------
Computer and Electronic Equipment (0.83%)
  Intevac, Inc. <F*>                                               27,500            $151,250
                                                                               ----------------
Distributors (1.81%)
  Hand Technologies, Inc., - Rule 144A <F*>, <Fr>
    (Acquired 4/25/ 97, Cost $330,000)                            528,000            $330,000
                                                                               ----------------
Financial Services (1.16%)
  Equifax, Inc.                                                     5,900            $210,556
                                                                               ----------------
Healthcare (3.74%)
  EndoSonics Corporation <F*>                                      10,000             $70,000
  Hooper Holmes, Inc.                                              30,000             611,250
                                                                               ----------------
                                                                                     $681,250
                                                                               ----------------
Industrial Products and Services (3.16%)
  Blount International, Inc., Class A                              15,000            $407,813
  Kaydon Corporation                                                5,000             168,125
                                                                               ----------------
                                                                                     $575,938
                                                                               ----------------
Leisure/Entertainment (2.48%)
  The Todd-AO Corporation, Class A                                 41,000            $451,000
                                                                               ----------------
Manufacturing (2.55%)
  Fortune Brands, Inc.                                              7,000            $289,625
  Lindsay Manufacturing Company                                    10,000             175,625
                                                                               ----------------
                                                                                     $465,250
                                                                               ----------------
Medical Services (0.76%)
  American Physicians Service Group, Inc. <F*>                     38,000            $137,750
                                                                               ----------------
Software (2.79%)
  Periphonics Corporation <F*>                                     31,000            $507,625
                                                                               ----------------

Transportation (1.19%)
  Simon Transportation Services, Inc. <F*>                         43,800            $216,263
                                                                               ----------------

Total Common Stocks (Cost $4,974,227)                                              $4,241,382
                                                                               ----------------
CONVERTIBLE BONDS (4.95%)

Mining (4.95%)
  Uranium Resources Inc., 6.5%, due 2000 -
    Rule 144A <Fr> (Acquired
    5/25/95-6/25/97, Cost $1,510,252)                          $1,500,000            $900,000
                                                                               ----------------

U.S GOVERNMENT AGENCY SECURITIES (55.34%)

  FHLB, 07/02/99                                               $3,100,000          $3,099,594
  FHLMC, 07/19/99                                                 900,000             895,013
  FHLMC, 08/05/99                                                 800,000             796,228
  FHLMC, 7/02/99                                                  100,000              99,987
  FHLMC, 7/08/99                                               $1,100,000          $1,098,988
  FHLMC, 7/23/99                                                  200,000             199,413
  FHLMC, 7/29/99                                                  200,000             199,241
  FHLMC, 8/9/99                                                   300,000             298,434
  FMCDN, 7/22/99                                                  300,000             299,167
  FNMA, 08/05/99                                                2,400,000           2,388,333
  FNMA, 7/12/99                                                   600,000             599,138
  FNMA, 7/20/99                                                   100,000              99,753
                                                                               ----------------

Total U.S Government Agency Securities
  (Cost $10,073,289)                                                              $10,073,289
                                                                               ----------------
Total Investments (Cost $16,557,768)                               83.59%         $15,214,671

Deposits with Broker for Securities Sold Short                     16.96%          $3,088,142

Receivable from Brokers for Securities Sold Short                  20.13%          $3,663,946

Securities Sold Short                                             (22.77%)        ($4,144,892)

Excess of Other Assets over Liabilities                             2.09%            $380,465
                                                             --------------    ----------------
Net Assets                                                        100.00%         $18,202,332
                                                             ==============    ================

SCHEDULE OF SECURITIES SOLD SHORT - COMMON STOCK

  Able Telcom Holding Corporation                                  29,000            $210,250
  AGCO Corporation                                                 20,000             226,250
  Altair International, Inc.                                       11,500              59,656
  Bally Total Fitness Holding Corporation                          16,000             454,000
  BioTime, Inc.                                                     4,500              52,594
  Elan Corporation PLC - ADR                                        8,200             227,550
  Finning International, Inc.                                      22,000             193,243
  Geltex Pharmaceuticals, Inc.                                     13,000             234,000
  International Telecommunications Data System                     13,000                 130
  Mossimo, Inc.                                                    17,000             151,938
  The Profit Recovery Group International, Inc.                    10,400             492,050
  Provident Financial Group, Inc.                                  13,000             568,750
  Recoton Corporation                                              10,000              90,938
  Sylvan Learning Systems, Inc.                                    10,500             285,469
  Tandy Corporation                                                10,600             518,074
  Terex Corporation                                                 8,000             243,500
  Vitech America, Inc.                                             13,000             136,500
                                                                               ----------------
                                                                                   $4,144,892
                                                                               ================

<F*> Non-income producing
<Fr> Denotes security is restricted as to resale. The aggregate value of restricted securities at June 30, 1999 was $1,230,000 which represented 6.76% of net assets.
ADR = American Depository Receipts.
FHLB = Federal Home Loan Banks
FHLMC = Federal Home Loan Mortgage Corporation
FMCDN = Federal Home Loan Mortgage Corporation Discount Note
FNMA = Federal National Mortgage Association

                 See Notes to Financial Statements

                                                                  17

MANAGEMENT COMMENT

The Lindner Government Money Market Fund invests in short-term debt instruments issued or backed by the United States Government. The intent of the fund is to provide investors with a highly liquid and highly stable asset while generating a moderate level of income.

To achieve these primary goals, the fund is invested in two broad based asset components. The fund invests about 54% of its' assets in repurchase agreements with a daily reset of the interest and in short discount notes issued by Agencies of the U.S. Government. The balance of the fund is invested in Bills and Notes of the U.S. Treasury and obligations of Government Agencies. These securities all have maturities of less than thirteen months.

The reason for investing in this manner is to maintain the necessary liquidity while at the same time generating returns that are above those of very short investments. By varying the two components listed above the manager seeks to add value for the shareholders. This is also accomplished by lengthening or shortening the average maturity based upon the managers view of interest rates and the shape of the yield curve.

The portfolio has generally been invested with a longer maturity than other similar funds. The average maturity as of June 30, 1999 was 64 days versus the peer group average of 54 days. This was based upon our belief that rates will generally decline as we move through the rest of the year. While the Federal Reserve has been in the mode of tightening, we believe that the end is in sight for further tightening. We believe that economic growth will remain steady and that inflation will likewise remain under control. Therefore, we believe rates have currently backed up too far and are likely to decline from here. Having a longer average maturity should allow this fund to perform well versus its' peers.

This outperformance has continued to be the case as the fund was well in the top half of its' peer group for the past 6 month and 1 year periods.

/s/ Doug Valassis         /s/ Mark T. Finn
Doug Valassis             Mark T. Finn
Chairman and Chief        Vice Chairman and
Executive Officer         Chief Operating Officer

/s/ Eric Ryback
Eric E. Ryback
President

LINDNER GOVERNMENT
MONEY MARKET FUND
--------------------------------------------------------------------
This very low-risk fund invests in short-term debt securities guaranteed by the U.S. government or its agencies. Investors can expect a moderate level of current income, with liquidity and stability of capital. The fund is neither insured nor guaranteed by the U.S. Government, and there can be no assurance that it will be able to maintain a stable net asset value.

-----------------------------------------------------------------------------------------------
                                    LINDNER INVESTMENTS
-----------------------------------------------------------------------------------------------
                         SCHEDULES OF INVESTMENTS - JUNE 30, 1999

                                                         Number of Shares -
                                                          Principal Amount
Name of Issuer and Title of Issue                             of Bonds              Value
-------------------------------------------------------  ------------------    ----------------
LINDNER GOVERNMENT MONEY MARKET FUND
------------------------------------

U.S GOVERNMENT AGENCY SECURITIES (88.30%)

  FCDN, 7/15/99                                                  $100,000             $99,804
  FFCB, 5.55%, 7/1/99                                             475,000             475,000
  FHLB, 10/08/99                                                  700,000             690,664
  FHLB, 4.79%, 2/04/00                                          1,000,000             998,743
  FHLB, 4.92%, 10/27/99                                         2,000,000           2,000,000
  FHLB, 5.0%, 10/27/99                                          1,000,000           1,000,000
  FHLB, 5.02%, 05/12/00                                         1,000,000             999,180
  FHLB, 5.14%, 3/17/00                                          1,000,000           1,000,000
  FHLB, 5.75%, 12/20/99                                         1,000,000           1,003,993
  FHLB, 8/13/99                                                   750,000             745,709
  FHLMC, 6/13/99                                                1,000,000             949,318
  FHLMC, 7/02/99                                                2,935,000           2,934,589
  FHLMC, 7/09/99                                                1,000,000             998,922
  FHLMC, 7/16/99                                                  290,000             289,390
  FMCDN, 11/19/99                                               1,000,000             981,122
  FMCDN, 7/1/99                                                 1,028,000           1,028,000
  FMCDN, 7/12/99                                                2,200,000           2,196,794
  FMCDN, 7/13/99                                                1,000,000             998,410
  FMCDN, 7/14/99                                                1,000,000             998,263
  FMCDN, 7/15/99                                                  200,000             199,607
  FMCDN, 7/6/99                                                 3,000,000           2,998,054
  FNMA, 5.10%, 3/16/00                                          1,000,000           1,000,070
  FNMA, 6.07%, 10/18/99                                           100,000             100,326
  FNMA, 7.18%, 11/01/99                                            30,000              30,150
  FNMA, 7.2%, 7/19/99                                              20,000              20,021
  FNMA, 7/12/99                                                   299,000             298,539
  FNMA, 7/2/99                                                    500,000             499,934
  FNMA, 7/7/99                                                  2,220,000           2,218,287
  FNMA, 8.45%, 7/12/99                                            600,000             600,623
  FNMA, 9.05%, 4/10/00                                          1,200,000           1,235,101
  FCDN, 7/16/99                                                  $115,000            $114,758
  SLMA, 4.90%, 10/27/99                                         2,000,000           2,000,000
  SLMA, 5.53%, 7/16/99                                          2,000,000           2,000,466
  SLMA, 5.5825%, 8/11/99                                        1,000,000           1,000,656
  SLMA, float, 12/16/99                                         2,150,000           2,150,000
  SLMA, float, 9/16/99                                          2,000,000           2,000,000
                                                                               ----------------
  Total U.S Government Agency Securities
    (Cost $38,854,493)                                                            $38,854,493
                                                                               ----------------
TEMPORARY CASH INVESTMENTS (10.82%)

Repurchase Agreements (10.82%)
  Donaldson, Lufkin & Jenrette Corporation dated
    6/30/99, 4.82% due 7/1/99 (Cost $4,761,000)                $4,761,000          $4,761,000
                                                                               ----------------

Total Investments (Cost $43,615,493)                               99.12%         $43,615,493

Excess of Other Assets over Liabilities                             0.88%            $387,593
                                                           --------------      ----------------
Net Assets                                                        100.00%         $44,003,086
                                                           ==============      ================

FCDN = Federal Farm Credit Bank Discount Note
FFCB = Federal Farm Credit Bank
FHLB = Federal Home Loan Banks
FHLMC = Federal Home Loan Mortgage Corporation
FMCDN = Federal Home Loan Mortgage Corporation Discount Note
FNMA = Federal National Mortgage Association
SLMA = Student Loan Marketing Association

                 See Notes to Financial Statements

                                                                  19

-------------------------------------------------------------------------------------------------------------
                                          LINDNER INVESTMENTS
-------------------------------------------------------------------------------------------------------------
                                       STATEMENTS OF OPERATIONS
                                   FOR THE YEAR ENDED JUNE 30, 1999

                                                                                           LINDNER ASSET
                                                        LINDNER LARGE-CAP FUND            ALLOCATION FUND
                                                       ------------------------      ------------------------
INVESTMENT INCOME
Income:
  Dividends
    Unaffiliated issuers (net of withholding taxes
      of $84,425, $171,631, $0 and $3,514,
      respectively)                                            $5,648,700                   $62,243,243
    Affiliated issuers (Non-controlled)                         2,211,677                       603,038
  Amortization                                                  2,279,483                     4,226,874
  Interest (net of withholding taxes of $0, $4,066,
    $0 and $0, respectively)                                    1,014,247                    31,835,049
                                                       ------------------------      ------------------------
      Total income                                             11,154,107                    98,908,204
                                                       ------------------------      ------------------------
Expenses:
  Management fees (Note 3)                                      2,270,334                     5,949,294
  Registration and regulatory fees                                 33,614                        32,747
  Professional fees                                               172,656                       196,248
  Custodian fees                                                  144,634                        94,153
  Transfer agent fees (Note 3)                                    394,909                       572,183
  Shareholder communications                                      194,487                       285,120
  Organizational expense (Note 4)                                      --                            --
  Other expenses                                                  228,367                       337,562
  12b-1 fees - Institutional shares                                   646                         6,156
                                                       ------------------------      ------------------------
      Total expenses                                            3,439,647                     7,473,463
        Fees paid indirectly (Note 6)                             (19,393)                      (39,481)
                                                       ------------------------      ------------------------
        Net expenses                                            3,420,254                     7,433,982
                                                       ------------------------      ------------------------
  Net investment income                                         7,733,853                    91,474,222
                                                       ------------------------      ------------------------
REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) on investments of
  unaffiliated issuers                                          2,873,525                   (47,262,471)
Net realized (loss) gain on investments of
  affiliated issuer (Non-controlled)                           (7,623,652)                   (7,649,197)
Net realized loss on foreign currency transactions                (15,766)                       (9,794)
                                                       ------------------------      ------------------------
Net realized loss on investments and foreign
  currency transactions                                        (4,765,893)                  (54,921,462)
                                                       ------------------------      ------------------------
Change in unrealized appreciation (depreciation) on
  investments                                                (144,771,321)                 (152,145,130)
Change in unrealized appreciation (depreciation) on
  translation of assets and liabilities in foreign
  currencies                                                           53                            --
                                                       ------------------------      ------------------------
Change in unrealized appreciation on investments
  and translation of assets and liabilities in
  foreign currencies                                         (144,771,268)                 (152,145,130)
                                                       ------------------------      ------------------------
NET (DECREASE) INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                           ($141,803,308)                ($115,592,370)
                                                       ========================      ========================







                                                         LINDNER UTILITY FUND         LINDNER SMALL-CAP FUND
                                                       ------------------------      ------------------------


INVESTMENT INCOME
Income:
  Dividends
    Unaffiliated issuers (net of withholding taxes
      of $84,425, $171,631, $0 and $3,514,
      respectively)                                            $751,384                       $440,263
    Affiliated issuers (Non-controlled)                              --                         79,500
  Amortization                                                  103,423                        268,699
  Interest (net of withholding taxes of $0, $4,066,
    $0 and $0, respectively)                                    146,853                             73
                                                       ------------------------      ------------------------
      Total income                                            1,001,660                        788,535
                                                       ------------------------      ------------------------
Expenses:
  Management fees (Note 3)                                      209,232                        284,515
  Registration and regulatory fees                               14,507                         15,484
  Professional fees                                               7,836                         10,496
  Custodian fees                                                  3,631                          1,932
  Transfer agent fees (Note 3)                                   27,027                         36,302
  Shareholder communications                                     11,837                         17,125
  Organizational expense (Note 4)                                 1,254                          2,954
  Other expenses                                                 13,872                         15,813
  12b-1 fees - Institutional shares                                   5                          1,349
                                                       ------------------------      ------------------------
      Total expenses                                            289,201                        385,970
        Fees paid indirectly (Note 6)                            (1,038)                        (1,444)
                                                       ------------------------      ------------------------
        Net expenses                                            288,163                        384,526
                                                       ------------------------      ------------------------
  Net investment income                                         713,497                        404,009
                                                       ------------------------      ------------------------
REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) on investments of
  unaffiliated issuers                                         (219,176)                    (1,586,511)
Net realized (loss) gain on investments of
  affiliated issuers (Non-controlled)                                --                        297,315
Net realized loss on foreign currency transactions                 (109)                          (203)
                                                       ------------------------      ------------------------
Net realized loss on investments and foreign
  currency transactions                                        (219,285)                    (1,289,399)
                                                       ------------------------      ------------------------
Change in unrealized appreciation (depreciation) on
  investments                                                  (228,747)                    (1,328,864)
Change in unrealized appreciation (depreciation) on
  translation of assets and liabilities in foreign
  currencies                                                         44                             --
                                                       ------------------------      ------------------------
Change in unrealized appreciation on investments
  and translation of assets and liabilities in
  foreign currencies                                           (228,703)                    (1,328,864)
                                                       ------------------------      ------------------------
NET (DECREASE) INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                              $265,509                    ($2,214,254)
                                                       ========================      ========================


                                  See Notes to Financial Statements

----------------------------------------------------------------------------------------------------------
                                           LINDNER INVESTMENTS
----------------------------------------------------------------------------------------------------------
                                         STATEMENTS OF OPERATIONS
                                     FOR THE YEAR ENDED JUNE 30, 1999


                                                        LINDNER MARKET
                                                         NEUTRAL FUND
                                                   ------------------------
INVESTMENT INCOME
Income:
  Dividends
    Unaffiliated issuers                                    $148,952
  Amortization                                               375,097
  Interest                                                   655,226
                                                   ------------------------
      Total income                                         1,179,275
                                                   ------------------------
Expenses:
  Management fees (Note 3)                                   242,692
  Registration and regulatory fees                            13,578
  Dividend expense - short sales                              34,515
  Professional fees                                            5,976
  Custodian fees                                               1,481
  Transfer agent fees (Note 3)                                23,492
  Shareholder communications                                   9,511
  Organizational expense (Note 4)                              7,010
  Other expenses                                              10,492
                                                   ------------------------
      Total expenses                                         348,747
        Fees paid indirectly (Note 6)                           (692)
                                                   ------------------------
        Net expenses                                         348,055
                                                   ------------------------
  Net investment income                                      831,220
                                                   ------------------------
REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENTS AND FOREIGN CURRENCY
  TRANSACTIONS:
Net realized loss on investments of
  unaffiliated issuers                                    (8,290,711)
Net realized gain on investments of
  affiliated issuers (Non-controlled)                        313,721
Net realized gain on securities sold short                 5,595,980
Net realized loss on option transactions                    (485,128)
Net realized loss on foreign currency
  transactions                                                  (787)
                                                   ------------------------
Net realized loss on investments and
  foreign currency transactions                           (2,866,925)
                                                   ------------------------
Change in unrealized appreciation on
  investments                                              3,602,863
Net unrealized depreciation on securities
  sold short                                                (480,946)
Change in unrealized appreciation on
  translation of assets and liabilities in
  foreign currencies                                             528
                                                   ------------------------
Change in unrealized appreciation on
  investments and translation of assets
  and liabilities in foreign currencies                    3,122,445
                                                   ------------------------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                              $1,086,740
                                                   ========================


                                                                         LINDNER GOVERNMENT
                                                                         MONEY MARKET FUND
                                                                      ------------------------
INVESTMENT INCOME
Interest                                                                      $2,459,314
                                                                      ------------------------
Expenses:
  Administrator fees (Note 3)                                                     86,008
  Management fees (Note 3)                                                        72,541
  Registration and regulatory fees                                                22,705
  Shareholder communications                                                      14,752
  Transfer agent fees (Note 3)                                                    15,827
  Organizational expense (Note 4)                                                  4,650
  Custodian expense                                                                3,987
  Other expenses                                                                  23,090
                                                                      ------------------------
      Total expenses                                                             243,560
        Fees paid indirectly (Note 6)                                             (1,786)
                                                                      ------------------------
        Net expenses                                                             241,774
                                                                      ------------------------
    Net Investment Income                                                     $2,217,540
                                                                      ========================


                         STATEMENTS OF CHANGES IN NET ASSETS
                      FOR THE YEARS ENDED JUNE 30, 1999 AND 1998


                                               LINDNER GOVERNMENT MONEY MARKET FUND
                                      ------------------------------------------------------

                                            JUNE 30, 1999                 JUNE 30, 1998
                                      ------------------------      ------------------------
INCREASE IN NET ASSETS:
  Net investment income                       $2,217,540                   $2,102,273
                                      ------------------------      ------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                  (2,217,540)                  (2,102,273)
                                      ------------------------      ------------------------
FUND SHARE TRANSACTIONS:
Net increase in net assets
  resulting from fund shares
  transactions (Note 7)                        1,040,653                    3,746,289
                                      ------------------------      ------------------------
TOTAL INCREASE IN NET ASSETS                   1,040,653                    3,746,289
Net Assets at the Beginning of the
  Year                                        42,962,433                   39,216,144
                                      ------------------------      ------------------------
Net Assets at the End of the Year            $44,033,086                  $42,962,433
                                      ========================      ========================


                          See Notes to Financial Statements

------------------------------------------------------------------------------------------------------------------------
                                               LINDNER INVESTMENTS
------------------------------------------------------------------------------------------------------------------------
                                      STATEMENTS OF CHANGES IN NET ASSETS
                             FOR THE YEARS ENDED JUNE 30, 1999 AND JUNE 30, 1998


                                                  LINDNER LARGE-CAP FUND               LINDNER ASSET ALLOCATION FUND
                                           -------------------------------------   --------------------------------------
                                                June 30,            June 30,           June 30,             June 30,
                                                 1999                1998                1999                 1998
                                           -------------------------------------   --------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

    Net investment income                       $7,733,853         $17,289,831         $91,474,222         $112,573,428

    Net realized (loss) gain on
      investments and foreign currency
      transactions                              (4,765,893)        135,020,698         (54,921,462)          52,875,233

    Net (decrease) increase in
      unrealized appreciation on
      investments and translation of
      assets and liabilities in foreign
      currencies                              (144,771,268)       (125,655,231)       (152,145,130)          84,476,187
                                           -----------------   -----------------   -----------------   ------------------

    Net (Decrease) Increase in Net
      Assets                                  (141,803,308)         26,655,298        (115,592,370)         249,924,848
                                           -----------------   -----------------   -----------------   ------------------

DISTRIBUTIONS TO SHAREHOLDERS:

    From net investment income:

        Investors shares                       (12,402,854)        (17,507,539)        (86,843,840)        (104,805,174)

        Institutional shares                        (4,770)            (11,745)           (202,520)            (148,548)

    From net realized gain on
      investments and foreign currency
      transactions:

        Investors shares                       (99,667,727)       (181,608,041)        (26,512,920)        (152,584,398)

        Institutional shares                       (45,353)           (131,660)            (18,031)            (206,827)
                                           -----------------   -----------------   -----------------   ------------------

    Net decrease in net assets from
      distributions to shareholders           (112,120,704)       (199,258,985)       (113,577,311)        (257,744,947)
                                           -----------------   -----------------   -----------------   ------------------

FUND SHARE TRANSACTIONS (NOTE 7):

    Investors shares                          (315,718,742)       (319,448,363)       (619,542,090)        (392,674,791)

    Institutional shares                           (80,939)            420,275           1,657,048              796,552
                                           -----------------   -----------------   -----------------   ------------------

        Net (Decrease) Increase in Fund
          Share Transactions                  (315,799,681)       (319,028,088)       (617,885,042)        (391,878,239)
                                           -----------------   -----------------   -----------------   ------------------

TOTAL (DECREASE) INCREASE IN NET ASSETS       (569,723,693)       (491,631,775)       (847,054,723)        (399,698,338)

Net Assets at the Beginning of the Year      1,003,444,616       1,495,076,391       1,619,207,195        2,018,905,533
                                           -----------------   -----------------   -----------------   ------------------

Net Assets at the End of the Year             $433,720,923      $1,003,444,616        $772,152,472       $1,619,207,195
                                           =================   =================   =================   ==================

Undistributed Net Investment Income
  Included in Net Assets at the End of
  the Year                                      $4,807,100          $9,480,871         $10,241,937           $5,814,077
                                           =================   =================   =================   ==================


                                                    LINDNER UTILITY FUND                   LINDNER SMALL-CAP FUND
                                           -------------------------------------   --------------------------------------
                                                June 30,            June 30,           June 30,             June 30,
                                                 1999                1998                1999                 1998
                                           -------------------------------------   --------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

    Net investment income                         $713,497            $992,000            $404,009             $510,226

    Net realized (loss) gain on
      investments and foreign currency
      transactions                                (219,285)          5,763,235          (1,289,399)           2,072,221

    Net (decrease) increase in
      unrealized appreciation on
      investments and translation of
      assets and liabilities in foreign
      currencies                                  (228,703)           (375,347)         (1,328,864)           1,698,097
                                           -----------------   -----------------   -----------------   ------------------

    Net (Decrease) Increase in Net
      Assets                                       265,509           6,379,888           2,214,254            4,280,544
                                           -----------------   -----------------   -----------------   ------------------

DISTRIBUTIONS TO SHAREHOLDERS:

    From net investment income:

        Investors shares                          (723,226)           (977,050)           (510,044)            (204,160)

        Institutional shares                            (2)               (397)             (1,854)                (910)

    From net realized gain on
      investments and foreign currency
      transactions:

        Investors shares                        (5,463,199)         (2,523,984)         (1,766,308)          (1,478,918)

        Institutional shares                           (28)               (439)             (6,257)              (8,066)
                                           -----------------   -----------------   -----------------   ------------------

    Net decrease in net assets from
      distributions to shareholders             (6,186,455)         (3,501,870)         (2,284,463)          (1,692,054)
                                           -----------------   -----------------   -----------------   ------------------

FUND SHARE TRANSACTIONS (NOTE 7):

    Investors shares                           (10,631,848)         (6,692,877)        (11,590,651)          26,792,123

    Institutional shares                            (6,652)            (47,963)          1,294,920              139,307
                                           -----------------   -----------------   -----------------   ------------------

        Net (Decrease) Increase in Fund
          Share Transactions                   (10,638,500)         (6,740,840)        (10,295,731)          26,931,430
                                           -----------------   -----------------   -----------------   ------------------

TOTAL (DECREASE) INCREASE IN NET ASSETS        (16,559,446)         (3,862,822)        (14,794,448)          29,519,920

Net Assets at the Beginning of the Year         42,901,094          46,763,916          54,330,283           24,810,363
                                           -----------------   -----------------   -----------------   ------------------

Net Assets at the End of the Year              $26,341,648         $42,901,094         $39,535,835          $54,330,283
                                           =================   =================   =================   ==================

Undistributed Net Investment Income
  Included in Net Assets at the End of
  the Year                                         $36,438             $46,169            $202,702             $310,592
                                           =================   =================   =================   ==================

                                    See Notes to Financial Statements

---------------------------------------------------------------------------------------------------
                                       LINDNER INVESTMENTS
---------------------------------------------------------------------------------------------------
                               STATEMENT OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED JUNE 30, 1999 AND JUNE 30, 1998


                                                                     LINDNER MARKET NEUTRAL FUND
                                                                 ----------------------------------
                                                                     June 30,           June 30,
                                                                       1999               1998
                                                                 ----------------------------------
DECREASE IN NET ASSETS:

OPERATIONS:

    Net investment income                                             $831,220           $741,936

    Net realized loss on investments and foreign currency
     transactions                                                   (2,866,925)       (13,686,482)

    Net increase in unrealized appreciation on investments
     and translation of assets and liabilities in foreign
     currencies                                                      3,122,445          7,075,212
                                                                 ---------------    ---------------

    Net Increase (Decrease) in Net Assets                            1,086,740         (5,869,334)
                                                                 ---------------    ---------------
DISTRIBUTIONS TO SHAREHOLDERS:

    From net investment income

        Investors shares                                              (735,087)        (2,703,161)

        Institutional shares                                                (3)                --

    From net realized gain on investments and foreign currency transactions:

        Investors shares                                                    --                 --

        Institutional shares                                                --                 --
                                                                 ---------------    ---------------

    Net decrease in net assets from distributions to
     shareholders                                                     (735,090)        (2,703,161)
                                                                 ---------------    ---------------

FUND SHARE TRANSACTIONS (NOTE 7):

    Investors shares                                               (10,414,209)       (31,774,601)

    Institutional shares                                                     2         (1,468,360)
                                                                 ---------------    ---------------

        Net Decrease in Fund Share Transactions                    (10,414,207)       (33,242,961)
                                                                 ---------------    ---------------

TOTAL DECREASE IN NET ASSETS                                       (10,062,557)       (41,815,456)

Net Assets at the Beginning of the Year                             28,264,889         70,080,345
                                                                 ---------------    ---------------

Net Assets at the End of the Year                                  $18,202,332        $28,264,889
                                                                 ===============    ===============

Undistributed Net Investment Income Included in Net Assets
  at the End of the Year                                              $359,644           $263,514
                                                                 ===============    ===============

                           See Notes to Financial Statements

                                                              23

-------------------------------------------------------------------
                         LINDNER INVESTMENTS
-------------------------------------------------------------------

                   NOTES TO FINANCIAL STATEMENTS

1. Organization and Significant Accounting Policies

    Lindner Investments, a Massachusetts business trust (the "Trust"), is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Six series of shares are currently issued by the Trust: (1) Lindner Large-Cap Fund, (formerly known as Lindner Growth Fund),
    (2) Lindner Asset Allocation Fund, (formerly known as Lindner Dividend Fund), (3) Lindner Utility Fund, (4) Lindner Small-Cap Fund, (formerly known as Lindner/Ryback Small-Cap Fund), (5) Lindner Market Neutral Fund, (formerly known as Lindner Bulwark
    Fund), and (6) Lindner Government Money Market Fund, (Collectively, the "Funds"). The Lindner Large-Cap, Lindner Asset Allocation, Lindner Utility, Lindner Small-Cap and Lindner Market Neutral Funds offer both Investor and Institutional classes of shares. Investor shares are sold without a 12b-1 fee. Institutional shares are sold with a 12b-1 fee. Institutional shares sold have their own distribution/administrative service plan and certain expenses are directly allocated to that class.

    The following is a summary of significant accounting policies followed by the Funds.

    Security Valuation

        The Lindner Large-Cap, Lindner Asset Allocation, Lindner Utility, Lindner Small-Cap, and Lindner Market Neutral Funds value investments in securities traded on a national securities exchange or in the NASDAQ Stock Market at the last reported sales price as of the close of the New York Stock Exchange; securities traded in the over-the-counter market and listed securities for which no sale was reported on the day are valued at the mean between the last reported bid and asked prices. The value of foreign securities is translated from the local currency into U.S. dollars at the rate of exchange prevailing on the valuation date. When market quotes are not readily available, such securities are valued at fair value as determined in good faith by the Board of Trustees.

        The Lindner Government Money Market Fund Values investment securities using the amortized cost method, whereby investments purchased at discount or premium are valued by amortizing the difference between the original purchase cost and maturity value of the issue over the period to maturity, which approximates current value.

    Investment Income

        Dividend income is recognized on the ex-dividend date. Interest income is recognized on the accrual basis. Dividend and interest income is recorded net of foreign taxes where recovery of such taxes is not assured. For the Lindner Government Money Market Fund, premiums and discounts, if any, on securities purchases are amortized over the life of the respective securities.

    Foreign Currency Translation

        The books and records of the Funds are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities is translated at the current exchange rates; and (2) purchases, sales, income, and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

        Reported net realized foreign currency gains or losses arise from currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains or losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate between transaction recording dates and period end.

    Income Taxes

        It is the policy of the Funds to distribute all taxable income to shareholders and to otherwise continue to qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for federal or state taxes.

    Repurchase Agreements

        The Lindner Government Money Market Fund may invest in Repurchase Agreements. Securities pledged as collateral for repurchase agreements are held by the Federal Reserve Bank and are designated as being held on the Fund's behalf by its custodian under a book-entry system. The Fund monitors the adequacy of the collateral daily and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the value of the repurchase agreement.

-------------------------------------------------------------------
                         LINDNER INVESTMENTS
-------------------------------------------------------------------

1. Organization and Significant Accounting Policies (continued)

    Short Sales

        The Lindner Market Neutral Fund may invest in short sales of securities in order to profit from declines in stock prices. When a Fund engages in a short sale, an amount equal to the proceeds received by the Fund is reflected as an asset and equivalent liability. The amount of the liability is subsequently marked to market to reflect the market value of the short sale. The Fund maintains a segregated account of securities and cash as collateral for the short sales. The Fund is exposed to market risk based on the amount, if any, that the market value of the stock exceeds the proceeds received. Other Funds may engage in short sales of securities if they own or have the right to acquire, without the payment of further consideration, an approximately equal amount of such securities ("short sales against the box").

    Dividends and Distributions to Shareholders

        The Lindner Government Money Market Fund declares dividends daily from the total of net investment income on portfolio securities, and distributes monthly. The Lindner Large-Cap, Lindner Market Neutral, and Lindner Small-Cap Funds declare annual dividends from net investment income in December, following the end of the fiscal year for these funds. The Lindner Asset Allocation and Lindner Utility Funds distribute substantially all of their net investment income through the payment of quarterly dividends generally declared in March, June, September, and December. Net realized capital gains, if any, will be distributed by all Funds in December, following the end of the fiscal year for these funds. Designation of sources of distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are pimarily due to differing treatments in the recognition of income and expense items for financial statement and tax purposes. Dividends and distributions to shareholders are recorded on the ex-dividend date.

    Use of Management Estimates

        The preparation of financial statements in conformity with generally accepted accounting principles requires that management make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. The reported amounts of revenues and expenses during the reporting period may also be affected by the estimates and assumptions management is required to make. Actual results may differ from those estimates.

    Allocation of Income, Expenses and Gains and Losses

        The Funds allocate income, expenses (other than class specific expenses) and gains and losses daily to each class of shares based upon the relative proportion of shares represented by each class. Operating expenses directly attributable to a specific class are charged against the operation of that class.

2. Investment Transactions

    For the year ended June 30, 1999, aggregate purchases and sales of investment securities, other than options, securities sold short, U.S. Government Securities, and short-term obligations were as follows:

--------------------------------------------------------------------------------------------------------------
                                                                        Purchases                 Sales
                                                                       ------------           --------------
         LINDNER LARGE-CAP FUND                                        $303,089,951           $  785,900,939
         LINDNER ASSET ALLOCATION FUND                                  350,657,636            1,073,177,302
         LINDNER UTILITY FUND                                            38,786,127               57,971,118
         LINDNER SMALL-CAP FUND                                          23,123,072               44,484,062
         LINDNER MARKET NEUTRAL FUND                                      6,566,157               22,351,142
--------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------
                         LINDNER INVESTMENTS
-------------------------------------------------------------------

2. Investment Transactions (continued)

    For the year ended June 30, 1999, aggregate purchases and sales of U.S. Government securities were as follows:

--------------------------------------------------------------------------------------------------------------
                                                                        Purchases                 Sales
                                                                       ------------           --------------
         LINDNER LARGE-CAP FUND                                        $629,899,746           $  579,809,979
         LINDNER ASSET ALLOCATION FUND                                  594,594,860              557,365,942
         LINDNER UTILITY FUND                                            41,811,282               38,807,470
         LINDNER SMALL-CAP FUND                                          71,752,425               64,046,861
         LINDNER MARKET NEUTRAL FUND                                     97,170,384               90,473,994
         LINDNER GOVERNMENT MONEY
           MARKET FUND                                                  208,016,013              200,947,949
--------------------------------------------------------------------------------------------------------------

    For the year ended June 30, 1999, aggregate purchases and sales of options in the Lindner Market Neutral Fund were $0 and $559,125, respectively.

    For the year ended June 30, 1999, the cost of investments purchased to cover short sales and the proceeds from investments sold short in the Lindner Market Neutral Fund were $20,872,648 and $12,438,307, respectively.

    On June 30, 1999, the composition of unrealized appreciation and (depreciation) of investment securities based on the aggregate cost of investments for federal income tax purposes was as follows:

------------------------------------------------------------------------------------------------------------------------------
                                                                                                                Federal Tax
                                                     Appreciation       (Depreciation)           Net                Cost
                                                     ------------       --------------       ------------       ------------
         LINDNER LARGE-CAP FUND                      $83,101,340         ($28,774,397)       $ 54,326,943       $381,007,001
         LINDNER ASSET ALLOCATION FUND                65,511,969          (90,002,029)        (24,490,060)       790,885,870
         LINDNER UTILITY FUND                          5,570,118             (574,192)          4,995,926         21,157,292
         LINDNER SMALL-CAP FUND                        5,001,357             (263,374)          4,737,983         33,913,966
         LINDNER MARKET NEUTRAL FUND                   1,410,883           (3,234,926)         (1,824,043)        16,557,768
------------------------------------------------------------------------------------------------------------------------------

    On June 30, 1999, Lindner Market Neutral Fund had capital loss carryforwards which will reduce future capital gains. These loss carryforwards, which aggregate approximately $23,332,142, expire as follows: $1,349,000 in 2003, $7,563,000 in 2004, $1,792,000 in 2005, $9,762,000 in 2006, and $2,866,142 in 2007.

3. Fees and Other Transactions with Affiliates

    The management fee for Lindner Large-Cap Fund is payable to Lindner Asset Management, Inc. (the "Adviser"), (formerly Ryback Management Corporation), (before reimbursement of expenses to the Funds, if any) at the annual rate of 0.7% of average net assets up to $50 million, 0.6% of the next $350 million and 0.5% of the excess over $400 million. Depending on Lindner Large-Cap Fund's performance compared to the Russell 2000 Composite Index (the RTY), the fee may be increased or decreased by up to 0.2%. For the year ended June 30, 1999, the Lindner Large-Cap Fund under performed the RTY. Accordingly, the basic management fee of $3,483,820 was reduced by a performance penalty of 0.2% of average net assets, or $1,213,486. This resulted in a net management fee of $2,270,334.

    The management fee for Lindner Asset Allocation Fund is payable quarterly to the Adviser (before reimbursement of expenses to the Funds, if any) at the annual rate of 0.7% of average net assets up to $50 million, 0.6% of the next $150 million and 0.5% of the excess over $200 million.

    The management fee is payable monthly to the Adviser by Lindner Utility Fund and Lindner Small-Cap Fund according to the following annual percentage rate of daily net asset values averaged monthly (before reimbursement of expenses to the Funds, if any) of each of the Funds: 0.7% on the first $50 million, 0.6% on the next $150 million and 0.5% of the excess of $200 million.

    The management fee for Lindner Market Neutral Fund is payable monthly to the Adviser at the annual percentage rate of 1% of daily net asset values averaged monthly (before reimbursement of expenses to the Funds, if any) of each of the Funds.

    The management fee for the Lindner Government Money Market Fund is payable monthly to the Adviser at the annual percentage rate of 0.15% of the Fund's daily net asset values averaged monthly (before reimbursement of expenses to the Fund, if any).

-------------------------------------------------------------------
                         LINDNER INVESTMENTS
-------------------------------------------------------------------

3. Fees and Other Transactions with Affiliates (continued)

    As administrator, Lindner Asset Management, Inc. administers the Funds' corporate affairs, subject to the supervision of the Funds' Trustees and, in connection therewith, furnishes the Funds' with office facilities, together with ordinary clerical and shareholder services. An administrator fee for the Lindner Government Money Market Fund is payable monthly to Lindner Asset Management, Inc. at the annual percentage rate of 0.20% of daily net asset values averaged monthly of the Fund. The adviser has voluntarily agreed to waive its administrative service fees to the extent necessary to cause annual total operating expenses to be not more than 0.50% of average net assets during the year for the Lindner Government Money Market Fund.

    Annual operating and management expenses for the Lindner
    Large-Cap Fund and Lindner Asset Allocation Fund, excluding taxes and interest, may not exceed 1.5% of the first $30 million of average net assets plus 1% of average net assets in excess of $30 million of the respective funds.

    Lindner Asset Management, Inc., acting as stock transfer agent and dividend disbursing agent for the Funds, is compensated at a rate of 92 cents (83 cents for the Lindner Government Money Market Fund) per shareholder account per month. During the year ended June 30, 1999, the following transfer agent fees were paid to Lindner Asset Management, Inc.: Lindner Large-Cap Fund ($287,094), Lindner Asset Allocation Fund ($432,741), Lindner Utility Fund ($17,447), Lindner Small-Cap Fund ($24,373), Lindner Market Neutral Fund ($14,179), and Lindner Government Money Market Fund ($15,575). Certain officers and directors of the Funds are affiliates of Lindner Asset Management, Inc.

4. Organizational Expense

    The following is a schedule of expenses in connection with the organization and registration of the Funds which are being amortized and reimbursed to the Adviser on a straight line basis over a period of five years:

----------------------------------------------------------------------------------------------------------------------
                                                                                        Accumulated
                                                                       Original         Amortization          1999
                                                                       Expense        at June 30, 1999       Expense
                                                                       --------       ----------------       -------
         LINDNER UTILITY FUND                                          $32,377            $32,377            $1,254
         LINDNER SMALL-CAP FUND                                         29,182             29,182             2,954
         LINDNER MARKET NEUTRAL FUND                                    62,831             62,831             7,010
         LINDNER GOVERNMENT MONEY
           MARKET FUND                                                  23,865             13,445             4,650
----------------------------------------------------------------------------------------------------------------------

5. Transactions with Affiliates

    Issuers of whose voting stock the Funds own more than 5% but less than 25% are classified as "affiliates (Non-controlled"). Following is an analysis of transactions for the year ended June 30, 1999, with "affiliated companies" as defined by the Investment Company Act of 1940:


      Security Name                                     Activity
--------------------------  ----------------------------------------------------------------                       Gain (Loss)
                              Value at        Purchases,          Sales,            Value                            Realized
                             Beginning         Additions        Reductions        at End of        Dividend          on Sale
                              of Year           at Cost          at Cost            Year            Income          of Shares
                            ------------      -----------      ------------      -----------      -----------      ------------
LINDNER LARGE-CAP FUND
Alliant Techsystems, Inc.   $ 52,029,450                       $ 16,680,257            <F##>                       $ 29,955,686
Anagel - American
  Shipholdings Ltd. - ADR      5,893,525      $   432,765         7,435,403      $         0                         (4,070,594)
Comprehensive Care
  Corporation -
  Rule 144A                    2,453,125                          5,746,839                0                         (4,778,118)
CPI Corporation               19,573,875          357,488         3,615,256       21,258,600      $   436,240         1,482,565
DOR Energy - GDR -
  Rule 144A                         <F#>        1,979,816         2,980,616                0                         (1,464,602)
Frontline Ltd. - ADR
  (formerly London &
  Overseas Freighters
  Ltd. - ADR)                  3,193,313           87,188         1,865,162            <F##>                         (1,472,042)
Gainsco, Inc.                  8,294,344                         10,822,852                0                         (3,366,106)
Gradco Systems, Inc.           5,238,000                          2,865,353                0                           (923,807)
Hilb, Rogal and Hamilton
  Company                     15,625,000                         12,486,580                0          448,000         3,442,388
Huntway Refining Company       1,947,511                          3,506,614                0                         (2,279,526)
Hyseq, Inc. - Rule 144A        6,645,600                          2,500,000            <F##>                                  0
InaCom Corporation                  <F#>        9,119,653        21,300,732                0                        (10,190,786)
Lawter International, Inc.          <F#>        3,604,863        21,118,505                0          570,440         2,311,156
Marine Transport
  Corporation Inc.<F*>           907,969                                  0                0                            441,733


                                                           27


-------------------------------------------------------------------------------------------------------------------------------
                                                 LINDNER INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------------


      Security Name                                     Activity
--------------------------  ----------------------------------------------------------------                       Gain (Loss)
                              Value at        Purchases,          Sales,            Value                            Realized
                             Beginning         Additions        Reductions        at End of        Dividend          on Sale
                              of Year           at Cost          at Cost            Year            Income          of Shares
                            ------------      -----------      ------------      -----------      -----------      ------------
LINDNER LARGE-CAP FUND
  (CONTINUED)
Novastar Financial, Inc.    $  7,367,113                       $    568,941            <F##>      $   157,465      $   (385,446)
Oak Technology, Inc.          11,232,875      $ 1,724,000        13,147,812            <F##>                         (4,387,273)
OMI, Inc.                     17,880,000          423,004         7,052,477            <F##>                         (4,683,262)
Quixote Corporation            8,734,250          252,563         7,718,906            <F##>          114,240           494,232
Ramco-Gershenson
  Properties Trust             8,776,100                          7,226,072      $         0           81,942           634,896
Recycling Industries, Inc.     6,462,500          403,470         3,611,654                0                         (2,996,532)
Republic Engineered
  Steels, Inc.                 4,907,625                          6,831,488                0                            483,888
SED International
  Holdings, Inc.               8,125,000                         12,023,040                0                         (7,320,637)
Seim Industries, Inc.         21,837,800                            377,163                0                          9,458,881
Scientific
  Software-Intercomp, Inc.       338,520                          1,837,750                0                         (1,455,830)
Southernera Resources Ltd.     5,615,031                          6,385,887            <F##>                         (3,214,515)
Superior Uniform Group
  (formerly Superior
  Surgical Mfg. Company,
  Inc.)                        8,076,250          824,768         2,418,350            <F##>          280,258           109,625
TransTechnology
  Corporation                  8,117,250        1,164,891         1,817,176            <F##>           86,041          (213,218)
Uranium Resources, Inc.        1,844,769                          5,890,060                0                         (5,746,046)
Vertex Communications
  Corporation                 10,528,000          189,739         1,970,164        4,553,831                             81,967
Westmoreland Coal Company,
  8.50% Voting
  Convertible Preferred        1,111,422                          1,467,234                0                          2,702,375
Wolohan Lumber Company         6,913,981           26,538         6,949,625                0           37,051          (274,704)
                            ------------      -----------      ------------      -----------      -----------      ------------
                            $259,670,198      $20,590,746      $200,217,968      $25,812,431      $ 2,211,677      $ (7,623,652)
                            ============      ===========      ============      ===========      ===========      ============
LINDNER ASSET ALLOCATION
  FUND
American Bank of
  Connecticut               $  6,665,350                       $  2,250,363      $         0      $    37,940      $  2,802,969
El Paso Electric Company      34,000,181                         18,399,438                0                         11,891,674
Hanover Capital Mortgage
  Holdings, Inc.               4,462,150                          6,252,700                0          131,516        (4,318,109)
Harken Energy Corporation     33,783,750                          6,160,132            <F##>                         (3,861,511)
IMH Commercial Holdings,
  Inc.                              <F#>      $   390,478                          2,721,950          123,915
Novastar Financial, Inc.
  Common stock                 1,637,500                          1,800,000                0           35,000        (1,211,893)
  Common stock - Rule
    144A<F**>                 10,916,670                                           4,250,002          266,667
Redwood Trust, Inc.           14,050,000                         20,902,162                0            8,000        (8,918,562)
Uranium Resources, Inc.
  Common stock                   730,988                          2,131,138                0                         (2,088,765)
  Common stock - Rule 144A     1,078,150                          2,000,000                0                         (1,945,000)
                            ------------      -----------      ------------      -----------      -----------      ------------
                            $107,324,739      $   390,478      $ 59,895,933      $ 6,971,952      $   603,038      $ (7,649,197)
                            ============      ===========      ============      ===========      ===========      ============
LINDNER MARKET NEUTRAL
  FUND
Scientific Software
  Intercomp, Inc.           $    336,180                       $  1,204,873      $         0                       $   (825,593)
Westmoreland Coal Company
  8.50% Voting
  Convertible Preferred          581,588                            928,141                0                          1,139,314
                            ------------      -----------      ------------      -----------      -----------      ------------
                            $    917,768      $         0      $  2,133,014      $         0      $         0      $    313,721
                            ============      ===========      ============      ===========      ===========      ============
LINDNER SMALL-CAP FUND
Castle Energy
  Corporation<F^>                   <F#>      $         0      $  1,501,875            <F##>      $    79,500      $    297,315
                            ============      ===========      ============      ===========      ===========      ============

<F#>  -At June 30, 1998, was not affiliated.
<F^>  -Affiliated due to decreased number of shares outstanding as a result of stock buy back program conducted by the company.
<F##> -At June 30, 1999, was not affiliated.
<F*>  -Received in a spin-off at no cost.
<F**> -Received from conversion of preferred at no additional cost.

-------------------------------------------------------------------
                         LINDNER INVESTMENTS
-------------------------------------------------------------------

6. Expense Offset Arrangements

    The Funds have an arrangement whereby custodian expenses are reduced by maintaining a compensating balance with the custodian. The Funds could have invested the assets used by the custodian in an income-producing asset if it had not agreed to a reduction in fees under the expense offset arrangement. In the Statements of Operations and the ratio of expenses to average net assets in the Financial Highlights, total expenses include the expense which had been offset. The following are the aggregate amounts for the year ended June 30, 1999, by which expenses have been increased for financial statement presentation:

    -----------------------------------------------------------------------
    LINDNER LARGE-CAP FUND                                        $19,393
    LINDNER ASSET ALLOCATION FUND                                  39,481
    LINDNER UTILITY FUND                                            1,038
    LINDNER SMALL-CAP FUND                                          1,444
    LINDNER MARKET NEUTRAL FUND                                       692
    LINDNER GOVERNMENT MONEY MARKET FUND                            1,786
    -----------------------------------------------------------------------

7. Capital Stock

    The Lindner Large-Cap, Lindner Asset Allocation, Lindner Utility, Lindner Small-Cap, and Lindner Market Neutral Funds have authorized unlimited shares of $.01 par value Investor shares and Institutional shares. The Lindner Government Money Market Fund has authorized unlimited shares of $1 par value investor shares. Transactions in shares of capital stock for the periods ended June 30, 1999 and 1998 were as follows:

                                                          Year Ended June 30, 1999                 Year Ended June 30, 1998
                                                      --------------------------------         --------------------------------
                                                         Shares             Amount                Shares             Amount
                                                      ------------       -------------         ------------       -------------
   LINDNER LARGE-CAP FUND
   Investor shares
   ---------------
   Sold                                                  5,707,136       $ 100,598,943            5,426,366       $ 136,110,587
   Dividends and Distributions reinvested                6,326,904         102,881,809            8,184,099         183,241,854
   Redeemed                                            (30,216,463)       (519,199,494)         (26,109,623)       (638,800,804)
                                                      ------------       -------------         ------------       -------------
   Net decrease                                        (18,182,423)      $(315,718,742)         (12,499,158)      $(319,448,363)
                                                      ============       =============         ============       =============

   Institutional shares
   --------------------
   Sold                                                      5,379       $      87,271               39,941       $   1,042,902
   Dividends and Distributions reinvested                    3,097              50,118                6,416             143,404
   Redeemed                                                (13,556)           (218,328)             (33,650)           (766,031)
                                                      ------------       -------------         ------------       -------------
   Net (decrease) increase                                  (5,080)      $     (80,939)              12,707       $     420,275
                                                      ============       =============         ============       =============

   LINDNER ASSET ALLOCATION FUND
   Investor shares
   ---------------
   Sold                                                  5,423,531       $ 135,308,721            6,426,515       $ 180,290,348
   Dividends and Distributions reinvested                3,806,572          90,022,541            8,028,267         215,661,998
   Redeemed                                            (35,145,518)       (844,873,352)         (28,055,378)       (788,627,137)
                                                      ------------       -------------         ------------       -------------
   Net decrease                                        (25,915,415)      $(619,542,090)         (13,600,596)      $(392,674,791)
                                                      ============       =============         ============       =============

   Institutional shares
   --------------------
   Sold                                                    210,079       $   4,979,117               27,452       $     769,200
   Dividends and Distributions reinvested                    9,629             220,547               13,153             353,051
   Redeemed                                               (143,648)         (3,542,616)             (11,740)           (325,699)
                                                      ------------       -------------         ------------       -------------
   Net increase                                             76,060       $   1,657,048               28,865       $     796,552
                                                      ============       =============         ============       =============

                                                                    29


-------------------------------------------------------------------------------------------------------------------------------
                                                      LINDNER INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------------

                                                          Year Ended June 30, 1999                 Year Ended June 30, 1998
                                                      --------------------------------         --------------------------------
                                                         Shares             Amount                Shares             Amount
                                                      ------------       -------------         ------------       -------------
   LINDNER UTILITY FUND
   Investor shares
   ---------------
   Sold                                                  1,135,336       $  16,498,124              704,960       $  11,459,416
   Dividends and Distributions reinvested                  462,162           5,621,351              202,703           3,159,583
   Redeemed                                             (2,375,409)        (32,751,323)          (1,317,416)        (21,311,876)
                                                      ------------       -------------         ------------       -------------
   Net decrease                                           (777,911)      $ (10,631,848)            (409,753)      $  (6,692,877)
                                                      ============       =============         ============       =============

   Institutional shares
   --------------------
   Sold                                                          0       $           0                  457       $       7,561
   Dividends and Distributions reinvested                        2                  20                   52                 389
   Redeemed                                                   (493)             (6,672)              (3,423)            (55,913)
                                                      ------------       -------------         ------------       -------------
   Net decrease                                               (491)      $      (6,652)              (2,914)      $     (47,963)
                                                      ============       =============         ============       =============

   LINDNER SMALL-CAP FUND
   Investor shares
   ---------------
   Sold                                                  2,905,813       $  22,309,033            5,816,203       $  50,042,896
   Dividends and Distributions reinvested                  299,365           2,173,049              194,743           1,600,791
   Redeemed                                             (4,877,919)        (36,072,733)          (2,867,441)        (24,851,564)
                                                      ------------       -------------         ------------       -------------
   Net (decrease) increase                              (1,672,741)      $ (11,590,651)           3,143,505       $  26,792,123
                                                      ============       =============         ============       =============

   Institutional shares
   --------------------
   Sold                                                    195,712       $   1,375,641               34,120       $     280,579
   Dividends and Distributions reinvested                    1,053               7,643                1,094               8,973
   Redeemed                                                (11,937)            (88,364)             (17,136)           (150,245)
                                                      ------------       -------------         ------------       -------------
   Net increase                                            184,828       $   1,294,920               18,078       $     139,307
                                                      ============       =============         ============       =============

   LINDNER MARKET NEUTRAL FUND
   Investor shares
   ---------------
   Sold                                                  1,985,070       $  11,564,233            5,372,688       $  34,105,013
   Dividends and Distributions reinvested                  121,616             693,210              433,245           2,517,155
   Redeemed                                             (3,927,364)        (22,671,652)         (11,028,984)        (68,396,769)
                                                      ------------       -------------         ------------       -------------
   Net decrease                                         (1,820,678)      $ (10,414,209)          (5,223,051)      $ (31,774,601)
                                                      ============       =============         ============       =============

   Institutional shares
   --------------------
   Sold                                                         --       $          --               19,355       $     120,000
   Dividends and Distributions reinvested                       --                   2                   --                  --
   Redeemed                                                     --                  --             (254,614)         (1,588,360)
                                                      ------------       -------------         ------------       -------------
   Net increase (decrease)                                      --       $           2             (235,259)      $  (1,468,360)
                                                      ============       =============         ============       =============

   LINDNER GOVERNMENT MONEY MARKET FUND
   Investor shares
   ---------------
   Sold                                                120,306,779       $ 120,306,779          234,509,504       $ 234,509,504
   Dividends and Distributions reinvested                1,557,680           1,557,680            1,283,867           1,283,867
   Redeemed                                           (120,823,806)       (120,823,806)        (232,047,082)       (232,047,082)
                                                      ------------       -------------         ------------       -------------
   Net increase                                          1,040,653       $   1,040,653            3,746,289       $   3,746,289
                                                      ============       =============         ============       =============

8. Distributions to Shareholders

    On June 25, 1999, distributions to shareholders were recorded for Lindner Asset Allocation Fund and Lindner Utility Fund. Lindner Asset Allocation Fund declared a $0.45 income dividend for its Investor shares ($0.45 for its Institutional shares) and Lindner Utility Fund declared a $0.05 income dividend for its Investor shares ($0.05 for its Institutional shares).

                                               FINANCIAL HIGHLIGHTS

                            (FOR AN INVESTOR SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                      INCOME (LOSS) FROM INVESTMENT OPERATIONS                      DISTRIBUTIONS
                  -------------------------------------------------   ------------------------------------------
                                          Net Realized                             Distributions
                                              and                                    from Net
                  Net Asset                Unrealized      Total      Dividends      Realized
                   Value,       Net          Gains          from       from Net     Gains from
                  Beginning  Investment   (Losses) on    Investment   Investment    Investment         Total
                  of Period    Income     Investments    Operations     Income     Transactions    Distributions
                  ---------  ----------   ------------   ----------   ----------   -------------   -------------

       LINDNER LARGE-CAP FUND <F1>
       ---------------------------
       Period Ended June 30,
       1995         $22.42     $0.43         $2.66         $3.09        $0.34         $1.84            $2.18
       1996         $23.33     $0.40         $4.47         $4.87        $0.47         $1.34            $1.81
       1997         $26.39     $0.36         $2.72         $3.08        $0.39         $3.10            $3.49
       1998         $25.98     $0.38        ($0.27)        $0.11        $0.34         $3.48            $3.82
       1999         $22.27     $0.29        ($3.36)       ($3.07)       $0.32         $2.74            $3.06

       LINDNER ASSET ALLOCATION FUND <F2>
       ----------------------------------
       Period Ended February 28,
       1995         $27.63     $1.93        ($2.13)       ($0.20)       $1.90         $0.57            $2.47
       Period Ended June 30,
       1995         $24.96     $0.95         $1.05         $2.00        $0.96         $0.00            $0.96
       1996         $26.00     $1.80         $2.29         $4.09        $1.79         $0.23            $2.02
       1997         $28.07     $1.63         $0.70         $2.33        $1.68         $0.78            $2.46
       1998         $27.94     $1.83         $2.02         $3.85        $1.71         $2.49            $4.20
       1999         $27.59     $2.16        ($3.80)       ($1.64)       $1.95         $0.50            $2.45

       LINDNER UTILITY FUND
       --------------------
       Period Ended June 30,
       1995         $10.02     $0.39         $0.84         $1.23        $0.39         $0.09            $0.48
       1996         $10.77     $0.35         $3.42         $3.77        $0.34         $0.00            $0.34
       1997         $14.20     $0.39         $1.60         $1.99        $0.42         $0.02            $0.44
       1998         $15.75     $0.37         $1.96         $2.33        $0.37         $0.93            $1.30
       1999         $16.78     $0.33         $0.44         $0.77        $0.33         $2.41            $2.74

       LINDNER SMALL-CAP FUND
       ----------------------
       Period Ended June 30,
       1995          $4.79    ($0.03)        $0.71         $0.68        $0.01         $0.00            $0.01
       1996          $5.46     $0.00         $1.30         $1.30        $0.00         $0.61            $0.61
       1997          $6.15     $0.04         $1.49         $1.53        $0.01         $0.00            $0.01
       1998          $7.67     $0.09         $1.07         $1.16        $0.04         $0.30            $0.34
       1999          $8.49     $0.08        ($0.12)       ($0.04)       $0.08         $0.31            $0.39


                                                             RATIOS/SUPPLEMENTAL DATA
                                            ------------------------------------------------------
                                                             Ratio of
                                                               Net                        Net
                  Net Asset                  Ratio of       Investment                  Assets,
                   Value,                    Expenses       Income to    Portfolio      End of
                   End of        Total      to Average       Average     Turnover       Period
                   Period     Return <F4>   Net Assets      Net Assets     Rate      (In Millions)
                  ---------   -----------   ----------      ----------   ---------   -------------
       LINDNER LARGE-CAP FUND <F1>
       ---------------------------
       Period Ended June 30,
       1995        $23.33       14.89%         0.54%          1.89%       24.94%        $1,446
       1996        $26.39       21.95%         0.63% <F5>     1.53%       39.49%        $1,446
       1997        $25.98       12.50%         0.44%          1.39%       36.39%        $1,495
       1998        $22.27        0.31%         0.44%          1.29%       44.43%        $1,003
       1999        $16.14      (13.66%)        0.57%          1.27%       53.41%          $434

       LINDNER ASSET ALLOCATION FUND <F2>
       ----------------------------------
       Period Ended February 28,
       1995        $24.96       (0.44%)        0.61%          7.76%       29.79%        $1,697
       Period Ended June 30,
       1995        $26.00        8.12%         0.21%          2.43%       11.00%        $1,903
       1996        $28.07       16.14%         0.60% <F5>     6.62%       30.24%        $2,293
       1997        $27.94        8.75%         0.60%          5.74%       40.32%        $2,017
       1998        $27.59       14.75%         0.61%          6.29%       28.56%        $1,616
       1999        $23.50       (5.57%)        0.66%          8.03%       31.74%          $768
       LINDNER UTILITY FUND
       ---------------------
       Period Ended June 30,
       1995        $10.77       12.51%         1.04%          3.02%      190.70%           $18
       1996        $14.20       35.39%         0.95% <F5>     2.87%       98.58%           $32
       1997        $15.75       14.29%         0.89%          2.81%       86.44%           $47
       1998        $16.78       15.53%         0.91%          2.21%       99.37%           $43
       1999        $14.81        8.62%         0.97%          2.40%      137.51%           $26
       LINDNER SMALL-CAP FUND
       ----------------------
       Period Ended June 30,
       1995         $5.46       14.32%         1.65%         (0.57%)     158.62%            $8
       1996         $6.15       25.70%         1.22% <F5>    (0.04%)     103.05%           $10
       1997         $7.67       24.96%         0.96%          0.46%       49.49%           $25
       1998         $8.49       15.24%         0.87%          1.13%       24.52%           $54
       1999         $8.06        0.11%         0.94%          0.99%       65.98%           $38


                                                        31




                      INCOME (LOSS) FROM INVESTMENT OPERATIONS                      DISTRIBUTIONS
                  -------------------------------------------------   ------------------------------------------
                                          Net Realized                             Distributions
                                              and                                    from Net
                  Net Asset                Unrealized      Total      Dividends      Realized
                   Value,       Net          Gains          from       from Net     Gains from
                  Beginning  Investment   (Losses) on    Investment   Investment    Investment         Total
                  of Period    Income     Investments    Operations     Income     Transactions    Distributions
                  ---------  ----------   ------------   ----------   ----------   -------------   -------------

       LINDNER MARKET NEUTRAL FUND <F1>
       --------------------------------
       Period Ended June 30,
       1995         $7.17      $0.11        ($0.10)        $0.01        $0.05          $0.04           $0.09
       1996         $7.09      $0.26         $1.32         $1.58        $0.31          $0.00           $0.31
       1997         $8.36      $0.29        ($1.81)       ($1.52)       $0.14          $0.00           $0.14
       1998         $6.70      $0.23        ($0.89)       ($0.66)       $0.39          $0.00           $0.39
       1999         $5.65      $0.23         $0.01         $0.24        $0.17          $0.00           $0.17

       LINDNER GOVERNMENT MONEY MARKET FUND <F3>
       -----------------------------------------
       Period Ended June 30,
       1997         $1.00      $0.05         $0.00         $0.05        $0.05          $0.00           $0.05
       1998         $1.00      $0.05         $0.00         $0.05        $0.05          $0.00           $0.05
       1999         $1.00      $0.05         $0.00         $0.05        $0.05          $0.00           $0.05

                                                             RATIOS/SUPPLEMENTAL DATA
                                            ------------------------------------------------------
                                                             Ratio of
                                                               Net                        Net
                  Net Asset                  Ratio of       Investment                  Assets,
                   Value,                    Expenses       Income to    Portfolio      End of
                   End of        Total      to Average       Average     Turnover       Period
                   Period     Return <F4>   Net Assets      Net Assets     Rate      (In Millions)
                  ---------   -----------   ----------      ----------   ---------   -------------
       LINDNER MARKET NEUTRAL FUND
       ---------------------------
       Period Ended June 30,
       1995        $7.09         0.10%        1.27%            2.45%      122.64%         $65
       1996        $8.36        23.44%        1.24% <F5>       2.45%      139.82%         $62
       1997        $6.70       (18.43%)       1.20%            3.86%      457.57%         $68
       1998        $5.65       (10.08%)       1.23%            1.66%      109.32%         $28
       1999        $5.72         4.29%        1.45%            3.46%      104.92%         $18

       LINDNER GOVERNMENT MONEY MARKET FUND <F3>
       -----------------------------------------
       Period Ended June 30,
       1997        $1.00         5.02%        0.43%            5.45%         --           $39
       1998        $1.00         5.21%        0.50%            5.08%         --           $43
       1999        $1.00         4.70%        0.50%            4.53%         --           $44

 <F1> Historical performance information is for Lindner Fund, Inc. ("LFI"), the predecessor of the Lindner Large-Cap Fund series of the Trust. The Lindner Large-Cap Fund series of the Trust succeeded to all of the assets and liabilities of LFI on June 30, 1995, pursuant to a reorganization approved by the shareholders of LGFI on June 29, 1995.
 <F2> Historical performance information is for Lindner Dividend Fund, Inc.
      ("LDFI"), the predecessor of the Lindner Asset Allocation Fund series of the Trust. The Lindner Asset Allocation Fund series of the Trust succeeded to all of the assets and liabilities of LDFI on June 30, 1995, pursuant to a reorganization approved by the shareholders of LDFI on June 29, 1995.
 <F3> Operations commenced on July 6, 1996.
 <F4> Total return for periods of less than one year are not annualized. Total return is the percentage increase in value for a period, assuming initial investment at the net asset value on the day before the start of the period and assuming all dividends and distributions were reinvested and a redemption at the net asset value on the last day of the period.
 <F5> Expense ratio for periods after September 1, 1995, are computed using gross expenses which include fees reduced in connection with specific agreements.

                           (FOR AN INSTITUTIONAL SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                     INCOME (LOSS) FROM INVESTMENT OPERATIONS                      DISTRIBUTIONS
                 -------------------------------------------------   ------------------------------------------
                                         Net Realized                             Distributions
                                             and                                    from Net
                 Net Asset                Unrealized      Total      Dividends      Realized
                  Value,       Net          Gains          from       from Net     Gains from
                 Beginning  Investment   (Losses) on    Investment   Investment    Investment         Total
                 of Period    Income     Investments    Operations     Income     Transactions    Distributions
                 ---------  ----------   ------------   ----------   ----------   -------------   -------------

       LINDNER LARGE-CAP FUND
       ----------------------
       Period Ended June 30,
       1997 <F1>  $26.39      $0.34         $2.68         $3.02        $0.37         $3.10            $3.47
       1998       $25.94      $0.35        ($0.30)        $0.05        $0.31         $3.48            $3.79
       1999       $22.20      $0.28        ($3.41)       ($3.13)       $0.31         $2.74            $3.05

       LINDNER ASSET ALLOCATION FUND
       -----------------------------
       Period Ended June 30,
       1997 <F2>  $28.07      $1.61         $0.66         $2.27        $1.66         $0.78            $2.44
       1998       $27.90      $1.78         $2.00         $3.78        $1.66         $2.49            $4.15
       1999       $27.53      $2.15        ($3.83)       ($1.68)       $1.94         $0.50            $2.44

       LINDNER UTILITY FUND
       --------------------
       Period Ended June 30,
       1997 <F3>  $14.20      $0.27         $1.60         $1.87        $0.31         $0.02            $0.33
       1998       $15.74      $0.26         $2.03         $2.29        $0.26         $0.93            $1.19
       1999       $16.84      $0.19         $0.53         $0.72        $0.19         $2.41            $2.60

       LINDNER SMALL-CAP FUND
       ----------------------
       Period Ended June 30,
       1997 <F4>  $6.15       $0.04         $1.49         $1.53        $0.01         $0.00            $0.01
       1998       $7.67       $0.08         $1.06         $1.14        $0.03         $0.30            $0.33
       1999       $8.48       $0.08        ($0.13)       ($0.05)       $0.08         $0.31            $0.39

       LINDNER MARKET NEUTRAL FUND
       ---------------------------
       Period Ended June 30,
       1997 <F5>  $8.36       $0.26        ($1.81)       ($1.55)       $0.14         $0.00            $0.14
       1998       $6.67      ($0.16)       ($0.49)       ($0.65)       $0.00         $0.00            $0.00
       1999       $6.02       $0.23         $0.01         $0.24        $0.17         $0.00            $0.17







                                                         RATIOS/SUPPLEMENTAL DATA
                                           -------------------------------------------------
                                                         Ratio of
                                                           Net                       Net
                 Net Asset                  Ratio of    Investment                 Assets,
                  Value,                    Expenses    Income to    Portfolio      End of
                  End of        Total      to Average    Average     Turnover     Period (In
                  Period     Return <F6>   Net Assets   Net Assets     Rate       Thousands)
                 ---------   -----------   ----------   ----------   ---------    ----------

       LINDNER LARGE-CAP FUND
       ----------------------
       Period Ended June 30,
       1997 <F1>  $25.94       15.36%         0.46%        1.29%       36.39% <F7>    $102
       1998       $22.20        0.08%         0.75%        1.05%       44.43%         $369
       1999       $16.02      (14.01%)        0.85%        1.13%       53.41%         $185

       LINDNER ASSET ALLOCATION FUND
       -----------------------------
       Period Ended June 30,
       1997 <F2>  $27.90        9.84%         0.85%        5.69%       40.32% <F7>  $2,010
       1998       $27.53       14.49%         0.88%        6.14%       28.56%       $2,777
       1999       $23.41       (5.74%)        0.90%        7.64%       31.74%       $4,143
       LINDNER UTILITY FUND
       --------------------
       Period Ended June 30,
       1997 <F3>  $15.74       14.52%         0.75%        2.42%       86.44% <F7>     $54
       1998       $16.84       15.23%         1.22%        1.99%       99.37%           $9
       1999       $14.96        7.99%         1.30%        2.70%      137.51%         $0.2
       LINDNER SMALL-CAP FUND
       ----------------------
       Period Ended June 30,
       1997 <F4>  $7.67        21.21%         0.59%        0.26%       49.49% <F7>    $0.2
       1998       $8.48        15.02%         1.31%        0.99%       24.52%         $154
       1999       $8.04        (0.07%)        1.16%        1.44%       65.98%       $1,631
       LINDNER MARKET NEUTRAL FUND
       ---------------------------
       Period Ended June 30,
       1997 <F5>  $6.67       (18.61%)        1.37%        4.45%      457.57% <F7>    $1.6
       1998       $6.02        (9.75%)        1.86%       16.68%      109.32%         $0.1
       1999       $6.09         4.02%         0.96%        3.13%      104.92%         $0.1

<F1> For the period July 12, 1996 (initial purchase) to June 30, 1997.
<F2> For the period July 9, 1996 (initial purchase) to June 30, 1997.
<F3> For the period October 31, 1996 (initial purchase) to June 30, 1997.
<F4> For the period November 1, 1996 (initial purchase) to June 30, 1997.
<F5> For the period July 11, 1996 (initial purchase) to June 30, 1997.
<F6> Total return for periods of less than one year are not annualized. Total return is the percentage increase in value for a period, assuming initial investment at the net asset value on the day before the start of the period and assuming all dividends and distributions were reinvested and a redemption at the net asset value on the last day of the period.
<F7> Annualized.
        >

INDEPENDENT AUDITORS' REPORT

Lindner Large-Cap Fund
Lindner Asset Allocation Fund
Lindner Utility Fund
Lindner Small-Cap Fund
Lindner Market Neutral Fund, and
Lindner Government Money Market Fund

To the Trustees and Shareholders of Lindner Investments:

We have audited the accompanying statements of assets and liabilities of the Lindner Large-Cap Fund (formerly the Lindner Growth Fund), the Lindner Asset Allocation Fund (formerly the Lindner Dividend Fund), the Lindner Utility Fund, the Lindner Small-Cap Fund (formerly the Lindner/Ryback Small-Cap Fund), the Lindner Market Neutral Fund (formerly the Lindner Bulwark Fund), and the Lindner Government Money Market Fund (six of the portfolios of Lindner Investments), including the schedules of investments, as of June 30, 1999, and the related statements of operations for the year then ended, the statement of changes in net assets for the years ended June 30, 1999 and 1998, and the financial highlights for each of the periods in the five year period ended June 30, 1999. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1999, by corresponding with the Funds' custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of the Funds at June 30, 1999, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the year then ended, and the financial highlights for each of the periods in the five year period then ended in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

St. Louis, Missouri
August 11, 1999

--------------------------------------------------------------------
                        LINDNER INVESTMENTS
--------------------------------------------------------------------

Shareholder Vote Information

    Special meetings of shareholders were held on December 17 and 22, 1998, to vote on several matters:

    1. Approve changes to the fundamental investment policies and restrictions of certain Funds, as follows:

       (a) Amend the fundamental restriction concerning borrowings and senior securities.

       (b) Eliminate the fundamental restriction prohibiting each Fund from investing to exercise control.

    2. Approve a change in the following fundamental investment policies and restrictions to make them non-fundamental policies and restrictions:

       (a) Restriction on purchasing securities on margin.

       (b) Restriction on short sales.

       (c) Restriction on writing or selling put and call options.

    3. Approve changes to the investment objective, concentration policy, sub-classification and certain fundamental investment policies of Lindner Market Neutral Fund (formerly the Lindner Bulwark Fund in order to permit it to be managed as a "market neutral" equity fund.

       (a) Permit the Fund to be managed as a "market neutral" equity fund.

       (b) Provide that the Fund may not invest more than 25% of its total assets in securities of issuers within any one industry.

       (c) Permit the Fund to maintain a short position or engage in short sales without limitations and to provide that this policy is an operating policy and not a fundamental policy.

       (d) Change the sub-classification of the Fund under the 1940 Act to that of a diversified mutual fund (if proposals
           3(a), 3(b), 3(c) and 3(d) are all approved, the Fund's name will change to Lindner Market Neutral Fund).

    4. Approval of an amendment to the Agency Agreement between Lindner Asset Management, Inc. (formerly Ryback Management Corporation) and the Trust for all Funds to increase the annual fee payable by such Funds for transfer agent services from $9.00 per shareholder account to $11.00 per shareholder account.

    5. Approval of an amendment to the Advisory and Service Contract between the Trust and Lindner Asset Management Inc. (formerly Ryback Management Corporation) relating to the Lindner Large-Cap Fund (formerly the Lindner Growth Fund) to change the index for judging the performance of Lindner Asset Managment, Inc. from the Standard & Poor's 500 Composite Stock Index to the Russell 2000 Index.

    Shareholders adopted all proposals. The voting on each proposal was as follows:

-------------------------------------------------------------------------------------------------------------------
         Proposal 1(a)                                                    For            Against         Abstain
         -------------                                                 ----------       ---------       ---------
         ASSET ALLOCATION FUND                                         20,904,418       4,772,410       1,587,930
         GROWTH FUND                                                   14,409,773       3,496,846       1,056,584
         UTILITY FUND                                                     919,501         154,550          59,767
         SMALL-CAP FUND                                                 2,455,134         386,036         147,139
         MARKET NEUTRAL FUND                                            1,940,941         338,604          59,904
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
         Proposal 1(b)                                                    For            Against         Abstain
         -------------                                                 ----------       ---------       ---------
         ASSET ALLOCATION FUND                                         21,698,067       3,966,983       1,599,707
         GROWTH FUND                                                   15,007,401       2,882,599       1,073,203
         UTILITY FUND                                                     941,597         135,252          56,968
         SMALL-CAP FUND                                                 2,553,639         281,382         153,288
         MARKET NEUTRAL FUND                                            2,022,452         260,438          56,559
-------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------
         Proposal 2(a)                                                    For            Against         Abstain
         -------------                                                 ----------       ---------       ---------
         DIVIDEND FUND                                                 20,197,810       5,459,483       1,607,464
         LARGE-CAP FUND                                                13,836,259       4,101,372       1,025,571
         UTILITY FUND                                                     889,866         186,656          57,294
         SMALL-CAP FUND                                                 2,113,922         866,817         169,067
         MARKET NEUTRAL FUND                                            1,934,251         342,349          62,849
-------------------------------------------------------------------------------------------------------------------

                                                         35


-------------------------------------------------------------------------------------------------------------------
                                               LINDNER INVESTMENTS
-------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------
         Proposal 2(b)                                                    For            Against         Abstain
         -------------                                                 ----------       ---------       ---------
         ASSET ALLOCATION FUND                                         20,406,310       5,205,100       1,653,347
         LARGE-CAP FUND                                                13,984,593       3,893,660       1,084,949
         UTILITY FUND                                                     890,053         165,436          78,328
         SMALL-CAP FUND                                                 2,030,583         795,763         161,963
         MARKET NEUTRAL FUND                                            2,033,266         239,733          66,350
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
         Proposal 2(c)                                                    For            Against         Abstain
         -------------                                                 ----------       ---------       ---------
         ASSET ALLOCATION FUND                                         20,499,803       5,073,075       1,691,879
         LARGE-CAP FUND                                                14,114,881       3,776,242       1,072,080
         UTILITY FUND                                                     902,159         170,676          60,892
         SMALL-CAP FUND                                                 2,026,002         820,256         142,050
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
         Proposal 3(a)-(d)                                                For            Against         Abstain
         -----------------                                             ----------       ---------       ---------
         MARKET NEUTRAL FUND                                            2,094,149         189,705          55,594
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
         Proposal 4                                                       For            Against         Abstain
         ----------                                                    ----------       ---------       ---------
         ASSET ALLOCATION FUND                                         19,228,231       6,290,989       1,745,538
         LARGE-CAP FUND                                                12,903,273       4,916,298       1,143,631
         UTILITY FUND                                                     846,778         223,806          63,233
         SMALL-CAP FUND                                                 2,290,560         540,300         157,449
         MARKET NEUTRAL FUND                                            1,795,384         461,148          82,916
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
         Proposal 5                                                       For            Against         Abstain
         ----------                                                    ----------       ---------       ---------
         LARGE-CAP FUND                                                14,214,562       3,559,719       1,188,921
-------------------------------------------------------------------------------------------------------------------

36